UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 12/31/2014

Item 1:	Report(s) to Shareholders.

2014 LORD ABBETT
ANNUAL REPORT

Lord Abbett

Bond Debenture Fund

For the fiscal year ended December 31, 2014

Table of Contents

1	A Letter to Shareholders

4	Investment Comparison

5	Information About Your Fund’s Expenses and Holdings Presented by Sector

7	Schedule of Investments

42	Statement of Assets and Liabilities

44	Statement of Operations

45	Statements of Changes in Net Assets

46	Financial Highlights

54	Notes to Financial Statements

68	Report of Independent Registered Public Accounting Firm

69	Supplemental Information to Shareholders

Lord Abbett Bond Debenture Fund
Annual Report

For the fiscal year ended December 31, 2014

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of Lord Abbett Bond Debenture Fund for the fiscal year ended December 31, 2014. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and more timely information about the Fund, please visit our website at www.lordabbett.com, where you also can access quarterly commentaries that provide updates on the Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

For the fiscal year ended December 31, 2014, the Fund returned 4.51%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Barclays U.S. Aggregate Bond Index,1 which returned 5.97% over the same period.

The leveraged credit sectors of the U.S. fixed-income market, including high-yield bonds and loans, experienced positive returns during the 12-month period, but underperformed traditional government-related and investment-grade securities within the fixed-income market, as well as the U.S. equity market. Government-related sectors of the bond market were positively affected by falling Treasury bond yields, while demand for corporate bonds was strong as investors continued to search for yield amid an environment of historically low rates. High-yield corporate spreads versus Treasuries widened during the period.

 As it has in the past, the Fund maintained a significant allocation to high-yield bonds, as we remained positive on the high-yield market from a fundamental perspective. However, the

Fund’s exposure to high-yield bonds likely detracted from relative performance, as the high-yield market underperformed government-related and investment-grade securities. Within the Fund’s high-yield allocation, among the names that detracted the most from absolute performance were gaming holding River Rock Entertainment Authority and oil and natural gas company Chaparral Energy, Inc. Stanadyne Holdings, Inc., an engine component manufacturer, and B/E Aerospace, Inc., a manufacturer of aircraft cabin interior products, were among the top contributing names within the sector.

The Fund’s convertible allocation added to absolute performance. One of the top contributing names to absolute performance within the convertible portion of the Fund was biopharmaceutical company Medivation, Inc., while our holding in oil and natural gas exploration and production company Energy XXI Ltd. was among the convertible holdings that detracted the most. At period-end, the

Fund continues to seek convertible securities of companies with good prospects for improving earnings results.

Within the Fund’s investment-grade bond allocation, we maintained little to no exposure to U.S. Treasuries, which likely detracted from relative performance, as Treasuries outperformed corporates during the period and represent a sizable component of the Fund’s benchmark.

Overall across the Fund’s holdings, energy, retail, and consumer goods were among the industries that either detracted from absolute performance or contributed the least. Health care, technology and electronics, and services were among the industries that contributed the most to absolute performance.

The Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1 The Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Total return comprises price appreciation/depreciation and income as a percentage of the original investment.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information
Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund’s prospectus.

The annual commentary above discusses the views of the Fund’s management and various portfolio holdings of the Fund as of December 31, 2014. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Fund’s portfolio is actively managed and may change significantly, the Fund may no longer own the securities described above or may have otherwise changed its positions in the securities. For more recent information about the Fund’s portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Barclays U.S. Aggregate Bond Index and the BofA Merrill Lynch U.S. High Yield Constrained Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended December 31, 2014

	1 Year	5 Years	10 Years	Life of Class
Class A3	2.13%	7.90%	6.38%	–
Class B4	-1.25%	7.36%	6.08%	–
Class C5	2.88%	7.72%	5.93%	–
Class F6	4.53%	8.61%	–	6.98%
Class I7	4.76%	8.76%	6.97%	–
Class P7	4.39%	8.35%	6.56%	–
Class R2[6]	4.15%	8.10%	–	6.49%
Class R3[6]	4.13%	8.20%	–	6.58%

1 Reflects the deduction of the maximum initial sales charge of 2.25%.

2 Performance of each unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance.

3 Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended December 31, 2014 is calculated using the SEC-required uniform method to compute such return.

4 Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5 The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6 Commenced operations on September 7, 2007 and performance for the Class began on September 28, 2007. Performance is at net asset value.

7 Performance is at net asset value.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 through December 31, 2014).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 7/1/14 – 12/31/14” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			7/1/14 -
	7/1/14	12/31/14	12/31/14
Class A
Actual	$1,000.00	$991.20	$4.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.02	$4.23
Class B
Actual	$1,000.00	$986.10	$8.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.99	$8.29
Class C
Actual	$1,000.00	$987.00	$7.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.85	$7.43
Class F
Actual	$1,000.00	$990.40	$3.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.53	$3.72
Class I
Actual	$1,000.00	$992.00	$3.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.08	$3.16
Class P
Actual	$1,000.00	$989.30	$4.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.77	$4.48
Class R2
Actual	$1,000.00	$988.10	$6.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.00	$6.26
Class R3
Actual	$1,000.00	$988.50	$5.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.56	$5.70

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.83% for Class A, 1.63% for Class B, 1.46% for Class C, 0.73% for Class F, 0.62% for Class I, 0.88% for Class P, 1.23% for Class R2 and 1.12% for Class R3) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

December 31, 2014

Sector*	%**
Asset Backed	0.03%
Automotive	1.98%
Banking	3.31%
Basic Industry	5.50%
Capital Goods	5.75%
Consumer Goods	4.35%
Energy	12.22%
Financial Services	4.56%
Foreign Government	0.59%
Healthcare	13.47%
Insurance	1.10%
Leisure	4.01%
Sector*	%**
Media	6.03%
Mortgage Backed	2.31%
Municipal	0.20%
Real Estate	0.82%
Retail	6.45%
Services	2.81%
Technology & Electronics	8.69%
Telecommunications	4.74%
Transportation	1.62%
U.S. Government	5.28%
Utility	2.79%
Repurchase Agreement	1.39%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments

December 31, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 102.47%

ASSET-BACKED SECURITY 0.03%

Other
NorthStar Real Estate CDO VIII Ltd. 2006-8A A2† (cost $2,306,432)	0.515%#	2/1/2041	$2,700	$2,406,375

			Shares
			(000)

COMMON STOCKS 12.85%

Aerospace/Defense 0.27%
Raytheon Co.			88	9,562,228
TransDigm Group, Inc.			78	15,295,665
Total				24,857,893

Air Transportation 0.26%
Alaska Air Group, Inc.			186	11,106,037
Southwest Airlines Co.			294	12,425,152
Total				23,531,189

Auto Parts & Equipment 0.12%
LKQ Corp.*			388	10,910,279

Automakers 0.12%
Harley-Davidson, Inc.			159	10,486,281

Beverages 0.22%
Keurig Green Mountain, Inc.			69	9,174,973
Monster Beverage Corp.*			100	10,856,670
Total				20,031,643

Chemicals 0.55%
Axalta Coating Systems Ltd.*			800	20,816,000
International Flavors & Fragrances, Inc.			94	9,558,248
Potash Corp. of Saskatchewan, Inc. (Canada)(a)			268	9,462,228
PPG Industries, Inc.			43	9,939,450
Total				49,775,926

Consumer/Commercial/Lease Financing 0.11%
Ally Financial, Inc.*			433	10,215,650

See Notes to Financial Statements.	7

Schedule of Investments (continued)

December 31, 2014

	Shares	Fair
Investments	(000)	Value
Discount Store 0.10%
Dollar General Corp.*	131	$9,289,980

Diversified Capital Goods 0.10%
Polypore International, Inc.*	186	8,741,890

Electric: Distribution/Transportation 0.12%
ITC Holdings Corp.	261	10,552,230

Electric: Integrated 0.22%
Portland General Electric Co.	280	10,573,485
PPL Corp.	272	9,870,861
Total		20,444,346

Electronics 0.61%
Avago Technologies Ltd. (Singapore)(a)	118	11,829,384
Broadcom Corp. Class A	256	11,101,146
NXP Semiconductor NV (Netherlands)*(a)	149	11,398,880
Sensata Technologies Holding NV (Netherlands)*(a)	215	11,252,427
TriQuint Semiconductor, Inc.*	369	10,174,215
Total		55,756,052

Energy: Exploration & Production 0.55%
Diamondback Energy, Inc.*	246	14,694,522
MEG Energy Corp.*(b)	CAD 714	12,019,767
Memorial Resource Development Corp.*	566	10,197,768
Parsley Energy, Inc. Class A*	840	13,405,522
Total		50,317,579

Food & Drug Retailers 0.18%
Kroger Co. (The)	260	16,681,758

Food: Wholesale 0.48%
Hershey Co. (The)	148	15,329,675
Mead Johnson Nutrition Co.	91	9,139,086
Pinnacle Foods, Inc.	283	9,979,310
WhiteWave Foods Co. (The)*	274	9,569,765
Total		44,017,836

Gas Distribution 0.21%
Sempra Energy	173	19,231,872

8	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2014

	Shares	Fair
Investments	(000)	Value
Health Facilities 0.36%
Acadia Healthcare Co., Inc.*	191	$11,684,989
Community Health Systems, Inc.*	200	10,800,823
Universal Health Services, Inc. Class B	94	10,418,943
Total		32,904,755

Health Services 0.93%
Bluebird Bio, Inc.*	112	10,254,296
Catamaran Corp.*	336	17,367,300
Illumina, Inc.*	126	23,183,248
Omnicare, Inc.	259	18,918,042
Team Health Holdings, Inc.*	257	14,808,222
Total		84,531,108

Hotels 0.10%
Hilton Worldwide Holdings, Inc.*	354	9,246,296

Investments & Miscellaneous Financial Services 0.16%
Affiliated Managers Group, Inc.*	24	5,030,088
Invesco Ltd.	240	9,496,656
Total		14,526,744

Machinery 0.11%
Middleby Corp. (The)*	99	9,791,080

Media: Content 0.01%
ION Media Networks, Inc.	4	847,015

Media: Diversified 0.22%
Time Warner, Inc.	109	9,336,406
Twenty-First Century Fox, Inc. Class A	274	10,522,970
Total		19,859,376

Medical Products 0.22%
St. Jude Medical, Inc.	151	9,806,524
Zimmer Holdings, Inc.	91	10,287,194
Total		20,093,718

Metals/Mining (Excluding Steel) 0.01%
Mirabela Nickel Ltd.*(b)	AUD 31,268	740,284

Packaging 0.12%
Rock-Tenn Co. Class A	174	10,580,030

See Notes to Financial Statements.	9

Schedule of Investments (continued)

December 31, 2014

	Shares	Fair
Investments	(000)	Value
Personal & Household Products 0.32%
Jarden Corp.*	308	$14,761,404
Whirlpool Corp.	74	14,414,256
Total		29,175,660

Pharmaceuticals 1.69%
Alexion Pharmaceuticals, Inc.*	50	9,310,154
Bristol-Myers Squibb Co.	185	10,896,938
Celgene Corp.*	109	12,226,298
Mallinckrodt plc*	102	10,091,157
Medivation, Inc.*	306	30,440,816
Merrimack Pharmaceuticals, Inc.*	438	4,953,920
Pharmacyclics, Inc.*	113	13,773,812
Puma Biotechnology, Inc.*	49	9,355,616
Regeneron Pharmaceuticals, Inc.*	34	13,948,500
Valeant Pharmaceuticals International, Inc.*	66	9,402,327
Vertex Pharmaceuticals, Inc.*	93	11,088,317
Zoetis, Inc.	425	18,300,659
Total		153,788,514

Property & Casualty 0.15%
Allstate Corp. (The)	199	13,979,750

Real Estate Investment Trusts 0.11%
Hudson Pacific Properties, Inc.	321	9,640,242

Recreation & Travel 0.36%
Norwegian Cruise Line Holdings Ltd.*	408	19,064,052
Royal Caribbean Cruises Ltd.	161	13,287,716
Total		32,351,768

Restaurants 0.74%
Buffalo Wild Wings, Inc.*	62	11,129,446
Chipotle Mexican Grill, Inc.*	15	9,993,846
Domino’s Pizza, Inc.	107	10,038,522
Restaurant Brands International LP Unit*(b)	CAD 312	11,776,953
Starbucks Corp.	124	10,157,790
Yum! Brands, Inc.	197	14,351,450
Total		67,448,007

10	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2014

			Shares	Fair
Investments			(000)	Value
Software/Services 1.61%
Alliance Data Systems Corp.*			34	$9,611,280
Cognizant Technology Solutions Corp. Class A*			182	9,578,854
FireEye, Inc.*			322	10,159,286
Mobileye NV (Israel)*(a)			220	8,915,088
Proofpoint, Inc.*			418	20,145,671
ServiceNow, Inc.*			214	14,519,900
Splunk, Inc.*			243	14,318,955
Twitter, Inc.*			488	17,515,321
VeriFone Systems, Inc.*			264	9,813,360
VMware, Inc. Class A*			116	9,597,076
Workday, Inc. Class A*			147	12,004,831
Yelp, Inc.*			192	10,502,687
Total				146,682,309

Specialty Retail 1.09%
Carter’s, Inc.			184	16,050,721
Netflix, Inc.*			26	8,916,021
PVH Corp.			24	3,105,559
Ralph Lauren Corp.			49	9,109,872
Restoration Hardware Holdings, Inc.*			354	34,025,944
Sally Beauty Holdings, Inc.*			335	10,288,678
Skechers U.S.A., Inc. Class A*			162	8,922,875
Vince Holding Corp.*			351	9,185,596
Total				99,605,266

Support: Services 0.21%
Robert Half International, Inc.			330	19,259,562

Trucking & Delivery 0.11%
Old Dominion Freight Line, Inc.*			127	9,836,988
Total Common Stocks (cost $1,096,957,355)				1,169,730,876

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)

CONVERTIBLE BONDS 1.56%

Automakers 0.22%
Fiat Chrysler Automobiles NV (United Kingdom)(a)	7.875%	12/15/2016	$18,850	20,263,750

See Notes to Financial Statements.	11

Schedule of Investments (continued)

December 31, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Energy: Exploration & Production 0.03%
Energy XXI Ltd.	3.00%	12/15/2018	$9,894	$2,992,935

Health Services 0.15%
Cepheid, Inc.†	1.25%	2/1/2021	12,281	13,547,478

Investments & Miscellaneous Financial Services 0.11%
Janus Capital Group, Inc.	0.75%	7/15/2018	6,500	9,892,188

Pharmaceuticals 0.68%
Depomed, Inc.	2.50%	9/1/2021	9,050	9,790,969
Gilead Sciences, Inc.	1.625%	5/1/2016	4,075	16,873,067
Isis Pharmaceuticals, Inc.†	1.00%	11/15/2021	8,448	9,498,720
Merrimack Pharmaceuticals, Inc.	4.50%	7/15/2020	3,019	5,771,950
Mylan, Inc.	3.75%	9/15/2015	4,775	20,204,219
Total				62,138,925

Software/Services 0.20%
Vipshop Holdings Ltd. (China)(a)	1.50%	3/15/2019	14,850	17,745,750

Technology Hardware & Equipment 0.17%
Nortel Networks Corp. (Canada)(a)(c)	2.125%	4/15/2014	15,800	15,493,875
Total Convertible Bonds (cost $127,592,887)				142,074,901

	Dividend		Shares
	Rate		(000)

CONVERTIBLE PREFERRED STOCKS 0.77%

Electric: Integrated 0.29%
NextEra Energy, Inc.	5.889%		392	26,247,174

Investments & Miscellaneous Financial Services 0.07%
AMG Capital Trust II	5.15%		105	6,479,124

Metals/Mining (Excluding Steel) 0.11%
Alcoa, Inc.	5.375%		191	9,630,905

Rail 0.30%
Genesee & Wyoming, Inc.	5.00%		240	27,793,975
Total Convertible Preferred Stocks (cost $63,739,549)				70,151,178

12	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
FLOATING RATE LOANS(d) 3.03%

Advertising 0.09%
Affinion Group, Inc. Tranche B Term Loan	6.75%	4/30/2018	$8,781	$8,248,334

Air Transportation 0.09%
Delta Air Lines, Inc. Term Loan	3.25%	4/20/2017	8,004	7,942,231

Cable & Satellite Television 0.13%
Charter Communications Operating, LLC Term Loan G	4.25%	9/10/2021	11,500	11,588,090

Consumer/Commercial/Lease Financing 0.11%
AWAS Finance Luxembourg 2012 SA Term Loan (Luxembourg)(a)	3.50%	7/16/2018	9,984	9,875,664

Electric: Generation 0.06%
Astoria Energy LLC Term Loan B	5.00%	12/4/2021	5,900	5,826,250

Electronics 0.52%
Avago Technologies Cayman Ltd. Term Loan	3.75%	5/6/2021	15,960	15,936,678
NXP B.V. Tranche D Term Loan (Netherlands)(a)	3.25%	1/11/2020	14,221	14,043,419
Sensata Technologies B.V. Third Amendment Term Loan (Netherlands)(a)	3.50%	10/14/2021	17,751	17,781,576
Total				47,761,673

Energy: Exploration & Production 0.34%
Chief Exploration & Development LLC 2nd Lien Term Loan	7.50%	5/16/2021	8,921	8,073,407
MEG Energy Corp. New Term Loan (Canada)(a)	TBD	3/31/2020	5,559	5,324,742
Templar Energy LLC 2nd Lien New Term Loan	8.50%	11/25/2020	24,550	17,749,650
Total				31,147,799

Food: Wholesale 0.07%
New HB Acquisition LLC Term Loan B	6.75%	4/9/2020	6,402	6,513,653

Health Facilities 0.11%
CHG Healthcare Services, Inc. 1st Lien Term Loan	4.25%	11/19/2019	9,763	9,671,367

Machinery 0.01%
Generac Power Systems, Inc. Term Loan B	3.25%	5/31/2020	491	477,902

Packaging 0.18%
Crown Holdings, Inc. Delayed Draw Term Loan A	1.919%	12/19/2018	11,625	11,654,063
Crown Holdings, Inc. Facility Term Loan A	1.919%	12/19/2018	4,425	4,386,281
Total				16,040,344

See Notes to Financial Statements.	13

Schedule of Investments (continued)

December 31, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Personal & Household Products 0.04%
Britax US Holdings, Inc. Initial Dollar Term Loan	4.50%	10/15/2020	$5,325	$3,887,406

Pharmaceuticals 0.34%
Amgen Inc. Term Loan	1.255%	9/18/2018	23,406	23,384,365
RPI Finance Trust Term Loan B4	3.50%	11/9/2020	7,525	7,523,420
Total				30,907,785

Recreation & Travel 0.11%
Delta 2 (Lux) S.A.R.L. 2nd Lien Facility Term Loan (Luxembourg)(a)	7.75%	7/29/2022	9,900	9,677,250

Restaurants 0.10%
Red Lobster Management LLC 1st Lien Initial Term Loan	6.25%	7/28/2021	9,202	9,178,933

Software/Services 0.24%
Mitchell International, Inc. 2nd Lien Initial Term Loan	8.50%	10/11/2021	9,975	9,960,037
SRA International, Inc. Term Loan	6.50%	7/20/2018	12,110	12,114,161
Total				22,074,198

Support: Services 0.35%
Activision Blizzard, Inc. Term Loan	3.25%	10/12/2020	4,825	4,824,976
Advantage Sales & Marketing, Inc. 2nd Lien Term Loan	7.50%	7/25/2022	15,000	14,880,000
Asurion LLC 2nd Lien Term Loan	8.50%	3/3/2021	665	662,782
Avis Budget Car Rental LLC Tranche B Term Loan	3.00%	3/15/2019	3,366	3,328,167
Neff Rental LLC 2nd Lien Closing Date Term Loan	7.25%	6/9/2021	8,330	8,366,881
Total				32,062,806

Theaters & Entertainment 0.14%
Kasima LLC Term Loan	3.25%	5/17/2021	13,081	12,852,142
Total Floating Rate Loans (cost $281,516,749)				275,733,827

FOREIGN BONDS(b) 0.74%

Colombia 0.12%
Empresas Publicas de Medellin ESP†	7.625%	9/10/2024	COP 27,713,000	11,325,422

Netherlands 0.17%
United Group BV†	7.875%	11/15/2020	EUR 1,000	1,293,544
Hema Bondco I BV†	6.25%	6/15/2019	EUR 13,325	13,705,976
Total				14,999,520

14	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
United Kingdom 0.45%
Galaxy Finco Ltd.†	7.875%	11/15/2021	GBP 800	$1,152,118
Iron Mountain Europe plc†	6.125%	9/15/2022	GBP 6,350	10,124,750
Old Mutual plc	6.376%	–(e)	GBP 5,258	8,311,495
Premier Foods Finance plc†	6.50%	3/15/2021	GBP 5,250	7,061,632
R&R Ice Cream plc†	5.50%	5/15/2020	GBP 2,400	3,660,443
Stretford 79 plc†	6.25%	7/15/2021	GBP 8,725	10,811,042
Total				41,121,480
Total Foreign Bonds (cost $72,504,608)				67,446,422

FOREIGN GOVERNMENT OBLIGATIONS(a) 0.62%

Bahamas 0.09%
Commonwealth of Bahamas†	5.75%	1/16/2024	$7,500	8,025,000

Bermuda 0.24%
Government of Bermuda†	4.138%	1/3/2023	13,720	13,925,800
Government of Bermuda†	4.854%	2/6/2024	8,000	8,360,000
Total				22,285,800

Cayman Islands 0.07%
Cayman Islands Government†	5.95%	11/24/2019	5,280	6,045,600

Senegal 0.10%
Republic of Senegal†	6.25%	7/30/2024	9,650	9,241,805

Vietnam 0.12%
Republic of Vietnam†	4.80%	11/19/2024	10,210	10,541,825
Total Foreign Government Obligations (cost $55,604,727)				56,140,030

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 5.18%
Federal National Mortgage Assoc.	3.50%	7/1/2043	54,656	57,056,067
Federal National Mortgage Assoc.(f)	4.00%	TBA	103,460	110,363,280
Federal National Mortgage Assoc.(f)	4.50%	TBA	280,500	304,517,826
Total Government Sponsored Enterprises Pass-Throughs (cost $469,478,312)				471,937,173

HIGH YIELD CORPORATE BONDS 74.63%

Advertising 0.65%
Affinion Group, Inc.	7.875%	12/15/2018	8,000	5,880,000
Affinion Investments LLC	13.50%	8/15/2018	10,625	8,061,719
Omnicom Group, Inc.	3.65%	11/1/2024	15,925	15,965,067
Southern Graphics, Inc.†	8.375%	10/15/2020	10,200	10,276,500

See Notes to Financial Statements.	15

Schedule of Investments (continued)

December 31, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Advertising (continued)
WMG Acquisition Corp.†	5.625%	4/15/2022	$3,100	$3,014,750
WMG Acquisition Corp.†	6.00%	1/15/2021	3,870	3,889,350
WMG Acquisition Corp.†	6.75%	4/15/2022	13,500	12,352,500
Total				59,439,886

Aerospace/Defense 1.10%
CPI International, Inc.	8.75%	2/15/2018	15,500	16,003,750
DynCorp International, Inc.	10.375%	7/1/2017	15,000	12,825,000
Esterline Technologies Corp.	7.00%	8/1/2020	9,100	9,600,500
GenCorp, Inc.	7.125%	3/15/2021	15,000	15,784,500
Huntington Ingalls Industries, Inc.†	5.00%	12/15/2021	9,225	9,397,969
Huntington Ingalls Industries, Inc.	7.125%	3/15/2021	15,000	16,275,000
TransDigm, Inc.	6.00%	7/15/2022	7,900	7,919,750
TransDigm, Inc.	6.50%	7/15/2024	11,800	11,918,000
Total				99,724,469

Air Transportation 0.47%
Air Canada (Canada)†(a)	7.75%	4/15/2021	7,925	8,271,719
American Airlines Group, Inc.†	5.50%	10/1/2019	7,110	7,261,087
Gol LuxCo SA (Luxembourg)†(a)	8.875%	1/24/2022	2,475	2,332,688
Southwest Airlines Co.	2.75%	11/6/2019	7,975	8,020,569
United Airlines, Inc.	6.636%	1/2/2024	7,677	8,291,220
United Continental Holdings, Inc.	6.00%	7/15/2028	8,500	8,138,750
Total				42,316,033

Auto Loans 0.44%
General Motors Financial Co., Inc.	4.375%	9/25/2021	38,100	39,814,500

Auto Parts & Equipment 0.80%
Chassix, Inc.†	9.25%	8/1/2018	16,125	11,045,625
Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022	9,600	9,241,920
International Automotive Components Group SA (Luxembourg)†(a)	9.125%	6/1/2018	14,500	15,225,000
LKQ Corp.	4.75%	5/15/2023	9,950	9,601,750
Midas Intermediate Holdco II LLC/Midas
Intermediate Holdco II Finance, Inc.†	7.875%	10/1/2022	6,900	6,727,500
Stackpole International Intermediate/Stackpole International Powder (Luxembourg)†(a)	7.75%	10/15/2021	13,175	13,240,875
Tenneco, Inc.	6.875%	12/15/2020	7,500	7,968,750
Total				73,051,420

16	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Automakers 0.33%
General Motors Co.(c)	8.375%	–(e)	$15,000	$1,500
Jaguar Land Rover Automotive plc (United Kingdom)†(a)	5.625%	2/1/2023	12,500	13,203,125
Oshkosh Corp.	5.375%	3/1/2022	10,000	10,250,000
Oshkosh Corp.	8.50%	3/1/2020	6,000	6,315,000
Total				29,769,625

Banking 3.31%
Banco GNB Sudameris SA (Colombia)†(a)	7.50%	7/30/2022	6,650	7,049,000
Bangkok Bank PCL (Hong Kong)†(a)	3.875%	9/27/2022	8,000	8,296,960
Bank of America Corp.	4.20%	8/26/2024	7,900	8,057,463
Bank of America Corp.	4.25%	10/22/2026	18,425	18,409,007
Bank of America Corp.	6.50%	–(e)	7,000	7,142,800
Bank of America Corp.	8.00%	–(e)	7,000	7,551,250
Bank of China Ltd. (China)†(a)	5.00%	11/13/2024	15,900	16,401,836
BBVA Bancomer SA†	5.35%	11/12/2029	9,625	9,552,813
Citigroup, Inc.	5.95%	–(e)	16,000	15,780,000
Commerzbank AG (Germany)†(a)	8.125%	9/19/2023	16,175	18,659,480
Industrial & Commercial Bank of China Ltd.	3.231%	11/13/2019	16,050	16,135,530
JPMorgan Chase & Co.	3.875%	9/10/2024	20,000	20,041,080
JPMorgan Chase & Co.	6.75%	–(e)	10,000	10,600,000
LBG Capital No.1 plc (United Kingdom)†(a)(g)	8.00%	–(e)	3,000	3,206,250
Lloyds Banking Group plc (United Kingdom)(a)	4.50%	11/4/2024	23,725	23,989,107
Lloyds Banking Group plc (United Kingdom)(a)	7.50%	–(e)	4,758	4,853,160
M&T Bank Corp.	6.45%	–(e)	8,300	8,849,875
Macquarie Bank Ltd. (Australia)†(a)	1.60%	10/27/2017	24,075	23,933,126
Macquarie Group Ltd. (Australia)†(a)	6.00%	1/14/2020	10,000	11,339,170
National Savings Bank (Sri Lanka)†(a)	5.15%	9/10/2019	4,485	4,462,575
Nordea Bank AB (Sweden)†(a)	6.125%	–(e)	9,450	9,384,549
Popular, Inc.	7.00%	7/1/2019	18,140	18,230,700
Royal Bank of Scotland Group plc (United Kingdom)(a)	6.125%	12/15/2022	5,700	6,213,741
Synovus Financial Corp.	7.875%	2/15/2019	7,750	8,660,625
Wachovia Capital Trust III	5.57%	–(e)	15,000	14,557,500
Washington Mutual Bank(c)	6.875%	6/15/2011	22,500	2,250
Total				301,359,847

See Notes to Financial Statements.	17

Schedule of Investments (continued)

December 31, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Beverages 0.72%
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)†(a)	3.375%	11/1/2022	$16,050	$14,806,125
Constellation Brands, Inc.	3.75%	5/1/2021	4,700	4,664,750
Constellation Brands, Inc.	4.25%	5/1/2023	14,350	14,278,250
Constellation Brands, Inc.	6.00%	5/1/2022	2,675	2,969,250
Cott Beverages, Inc.†	5.375%	7/1/2022	2,935	2,700,200
Cott Beverages, Inc.†	6.75%	1/1/2020	9,975	9,999,937
PepsiCo, Inc.	4.25%	10/22/2044	7,825	8,201,265
San Miguel Corp. (Philippines)(a)	4.875%	4/26/2023	8,425	7,866,844
Total				65,486,621

Brokerage 0.35%
TD Ameritrade Holding Corp.	3.625%	4/1/2025	31,800	32,296,970

Building & Construction 0.90%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021	9,205	8,790,775
Brookfield Residential Properties, Inc. (Canada)†(a)	6.50%	12/15/2020	9,000	9,450,000
K. Hovnanian Enterprises, Inc.	5.00%	11/1/2021	10,354	8,852,670
Lennar Corp.	4.50%	11/15/2019	10,000	9,950,000
PulteGroup, Inc.	6.375%	5/15/2033	23,386	23,502,930
William Lyon Homes, Inc.†	7.00%	8/15/2022	21,500	21,822,500
Total				82,368,875

Building Materials 0.45%
Associated Asphalt Partners LLC/Road Holdings III LLC/Associated Asphalt Finance†	8.50%	2/15/2018	1,525	1,456,375
Building Materials Corp. of America†	5.375%	11/15/2024	10,025	10,050,062
Hillman Group, Inc. (The)†	6.375%	7/15/2022	9,065	8,747,725
Owens Corning	9.00%	6/15/2019	2,472	2,994,371
Ply Gem Industries, Inc.†	6.50%	2/1/2022	6,450	6,030,750
Ply Gem Industries, Inc.	6.50%	2/1/2022	3,075	2,902,031
USG Corp.†	5.875%	11/1/2021	2,500	2,537,500
WESCO Distribution, Inc.	5.375%	12/15/2021	5,873	5,953,754
Total				40,672,568

Cable & Satellite Television 3.95%
Altice Finco SA (Luxembourg)†(a)	9.875%	12/15/2020	24,000	25,774,368
Altice SA (Luxembourg)†(a)	7.75%	5/15/2022	22,000	22,096,250
Cablevision Systems Corp.	5.875%	9/15/2022	28,000	28,455,000

18	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Cable & Satellite Television (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.	5.75%	9/1/2023	$7,500	$7,621,875
CCO Holdings LLC/CCO Holdings Capital Corp.	6.625%	1/31/2022	12,100	12,901,625
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%	4/30/2020	17,500	18,462,500
CCOH Safari LLC	5.50%	12/1/2022	4,810	4,894,175
CCOH Safari LLC	5.75%	12/1/2024	7,225	7,324,344
DISH DBS Corp.	5.125%	5/1/2020	28,450	28,734,500
DISH DBS Corp.	5.875%	7/15/2022	12,900	13,254,750
DISH DBS Corp.	6.75%	6/1/2021	25,300	27,260,750
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020	6,600	7,227,000
Mediacom Broadband LLC/Mediacom Broadband Corp.	6.375%	4/1/2023	26,650	27,449,500
Mediacom LLC/Mediacom Capital Corp.	7.25%	2/15/2022	4,401	4,720,073
Numericable-SFR (France)†(a)	6.00%	5/15/2022	12,075	12,156,506
Numericable-SFR (France)†(a)	6.25%	5/15/2024	3,000	3,026,250
Ono Finance II plc (Ireland)†(a)	10.875%	7/15/2019	7,325	7,773,656
RCN Telecom Services LLC/RCN Capital Corp.†	8.50%	8/15/2020	5,138	5,317,830
SiTV LLC/SiTV Finance, Inc.†	10.375%	7/1/2019	4,500	4,196,250
Unitymedia Hessen GmbH & Co. KG/ Unitymedia NRW GmbH (Germany)†(a)	5.50%	1/15/2023	23,000	24,150,000
Unitymedia KabelBW GmbH (Germany)†(a)	6.125%	1/15/2025	1,750	1,811,250
UPCB Finance V Ltd.†	7.25%	11/15/2021	14,000	15,382,500
Virgin Media Finance plc (United Kingdom)†(a)	6.00%	10/15/2024	6,000	6,300,000
Virgin Media Secured Finance plc (United Kingdom)†(a)	5.375%	4/15/2021	30,000	31,125,000
VTR Finance BV (Netherlands)†(a)	6.875%	1/15/2024	12,315	12,592,087
Total				360,008,039

Chemicals 1.43%
Braskem Finance Ltd.	6.45%	2/3/2024	13,290	13,356,450
Grupo Idesa SA de CV (Mexico)†(a)	7.875%	12/18/2020	8,850	9,071,250
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC	8.875%	2/1/2018	9,000	8,032,500
Huntsman International LLC†	5.125%	11/15/2022	8,025	7,924,688
Israel Chemicals Ltd. (Israel)†(a)	4.50%	12/2/2024	19,775	20,121,062
Methanex Corp. (Canada)(a)	5.25%	3/1/2022	9,900	10,650,658
NewMarket Corp.	4.10%	12/15/2022	6,780	6,938,164
NOVA Chemicals Corp. (Canada)†(a)	5.00%	5/1/2025	4,475	4,452,625
OCP SA (Morocco)†(a)	6.875%	4/25/2044	8,050	8,694,805
PetroLogistics LP/PetroLogistics Finance Corp.	6.25%	4/1/2020	5,200	5,629,000

See Notes to Financial Statements.	19

Schedule of Investments (continued)

December 31, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Chemicals (continued)
Polymer Group, Inc.†	6.875%	6/1/2019	$7,525	$7,252,219
Rockwood Specialties Group, Inc.	4.625%	10/15/2020	17,750	18,393,437
TPC Group, Inc.†	8.75%	12/15/2020	10,000	9,775,000
Total				130,291,858

Consumer/Commercial/Lease Financing 2.92%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland)†(a)	3.75%	5/15/2019	9,525	9,441,656
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland)†(a)	5.00%	10/1/2021	11,825	12,268,438
Air Lease Corp.	3.875%	4/1/2021	9,700	9,797,000
CIT Group, Inc.	5.00%	8/15/2022	53,000	54,656,250
Discover Bank	7.00%	4/15/2020	9,125	10,766,314
General Electric Capital Corp.	7.125%	–(e)	31,700	37,009,750
International Lease Finance Corp.	6.25%	5/15/2019	21,350	23,378,250
International Lease Finance Corp.	8.25%	12/15/2020	24,365	29,420,737
International Lease Finance Corp.	8.75%	3/15/2017	6,885	7,642,350
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.875%	8/1/2021	16,600	15,853,000
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	8,391	7,677,765
Ocwen Financial Corp.†	6.625%	5/15/2019	14,200	13,064,000
OneMain Financial Holdings, Inc.†	6.75%	12/15/2019	7,743	7,917,218
Springleaf Finance Corp.	5.25%	12/15/2019	27,275	26,797,687
Total				265,690,415

Department Stores 0.52%
Bon-Ton Department Stores, Inc. (The)	8.00%	6/15/2021	8,800	7,392,000
El Puerto de Liverpool SAB de CV (Mexico)†(a)	3.95%	10/2/2024	11,754	11,601,198
Macy’s Retail Holdings, Inc.	4.50%	12/15/2034	18,600	18,789,757
SACI Falabella (Chile)†(a)	4.375%	1/27/2025	9,450	9,281,129
Total				47,064,084

Discount Store 0.60%
Amazon.com, Inc.	4.80%	12/5/2034	52,100	54,865,833

Diversified Capital Goods 0.73%
Anixter, Inc.	5.625%	5/1/2019	11,300	11,978,000
Artesyn Embedded Technologies, Inc.†	9.75%	10/15/2020	15,750	15,001,875
Constellation Enterprises LLC†	10.625%	2/1/2016	3,700	2,960,000

20	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Diversified Capital Goods (continued)
Trinity Industries, Inc.	4.55%	10/1/2024	$22,225	$21,628,614
Unifrax I LLC/Unifrax Holding Co. †	7.50%	2/15/2019	15,225	15,072,750
Total				66,641,239

Electric: Generation 0.73%
DPL, Inc.	7.25%	10/15/2021	9,179	9,408,475
Dynegy Finance I, Inc./Dynegy Finance II, Inc.†	7.375%	11/1/2022	8,350	8,506,562
Dynegy Finance I, Inc./Dynegy Finance II, Inc.†	7.625%	11/1/2024	7,600	7,761,500
Energy Future Intermediate Holding Co. LLC/ EFIH Finance, Inc.†(c)	11.75%	3/1/2022	13,000	14,138,493
Illinois Power Generating Co.	7.00%	4/15/2018	9,500	8,455,000
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	16,781	17,955,469
Total				66,225,499

Electric: Integrated 1.35%
AES El Salvador Trust II (Panama)†(a)	6.75%	3/28/2023	8,000	7,568,000
Black Hills Corp.	5.875%	7/15/2020	8,000	9,166,376
Dominion Gas Holdings LLC	3.60%	12/15/2024	12,050	12,283,360
DTE Energy Co.	2.40%	12/1/2019	9,575	9,587,601
E.CL SA (Chile)†(a)	4.50%	1/29/2025	17,275	17,377,216
El Paso Electric Co.	5.00%	12/1/2044	15,950	16,659,536
Entergy Arkansas, Inc.	4.95%	12/15/2044	8,000	8,384,712
FirstEnergy Transmission LLC†	4.35%	1/15/2025	7,000	7,195,440
National Fuel Gas Co.	6.50%	4/15/2018	12,750	14,538,685
National Fuel Gas Co.	8.75%	5/1/2019	5,000	6,183,700
RJS Power Holdings LLC†	5.125%	7/15/2019	4,200	4,168,500
Trans-Allegheny Interstate Line Co.†	3.85%	6/1/2025	10,000	10,190,090
Total				123,303,216

Electronics 1.77%
Flextronics International Ltd.	5.00%	2/15/2023	5,081	5,208,025
Freescale Semiconductor, Inc.	10.75%	8/1/2020	20,785	22,759,575
Jabil Circuit, Inc.	4.70%	9/15/2022	10,000	10,000,000
KLA-Tencor Corp.	4.65%	11/1/2024	53,125	55,103,587
Micron Technology, Inc.†	5.50%	2/1/2025	15,900	16,098,750
Motorola Solutions, Inc.	3.50%	9/1/2021	12,000	12,018,048
Sensata Technologies BV (Netherlands)†(a)	6.50%	5/15/2019	11,159	11,633,258
Trimble Navigation Ltd.	4.75%	12/1/2024	27,950	28,692,687
Total				161,513,930

See Notes to Financial Statements.	21

Schedule of Investments (continued)

December 31, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Energy: Exploration & Production 5.43%
Antero Resources Finance Corp.	5.375%	11/1/2021	$12,000	$11,655,000
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp.	7.75%	1/15/2021	20,000	14,600,000
Berry Petroleum Co. LLC	6.75%	11/1/2020	13,850	11,149,250
Bill Barrett Corp.	7.00%	10/15/2022	2,485	2,012,850
California Resources Corp.†	5.50%	9/15/2021	19,875	17,092,500
Carrizo Oil & Gas, Inc.†	7.50%	9/15/2020	7,019	6,773,335
Chaparral Energy, Inc.	8.25%	9/1/2021	19,181	13,234,890
Chesapeake Energy Corp.	4.875%	4/15/2022	10,000	9,775,000
Concho Resources, Inc.	5.50%	4/1/2023	32,550	32,865,735
Concho Resources, Inc.	7.00%	1/15/2021	10,000	10,525,000
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	30,000	28,275,000
Diamondback Energy, Inc.	7.625%	10/1/2021	24,675	24,212,344
EXCO Resources, Inc.	7.50%	9/15/2018	6,300	4,847,063
Gulfport Energy Corp.†	7.75%	11/1/2020	9,200	9,039,000
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	16,268	14,336,175
Kodiak Oil & Gas Corp.	5.50%	1/15/2021	14,000	14,105,000
Kosmos Energy Ltd.†	7.875%	8/1/2021	10,750	9,191,250
Laredo Petroleum, Inc.	5.625%	1/15/2022	5,400	4,752,000
Legacy Reserves LP/Legacy Reserves Finance Corp.	6.625%	12/1/2021	9,500	7,837,500
Legacy Reserves LP/Legacy Reserves Finance Corp.	8.00%	12/1/2020	19,400	16,199,000
MEG Energy Corp. (Canada)†(a)	6.375%	1/30/2023	8,500	7,628,750
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	18,750	17,203,125
MEG Energy Corp. (Canada)†(a)	7.00%	3/31/2024	15,835	14,409,850
Memorial Resource Development Corp.†	5.875%	7/1/2022	15,295	13,880,212
Newfield Exploration Co.	5.625%	7/1/2024	33,525	33,336,422
Newfield Exploration Co.	6.875%	2/1/2020	17,825	18,181,500
Oasis Petroleum, Inc.	6.50%	11/1/2021	7,500	6,862,500
Oasis Petroleum, Inc.	7.25%	2/1/2019	18,275	17,635,375
OGX Austria GmbH (Austria)†(a)(c)	8.50%	6/1/2018	20,000	124,800
Parsley Energy LLC/Parsley Finance Corp.†	7.50%	2/15/2022	9,325	8,882,062
PDC Energy, Inc.	7.75%	10/15/2022	20,125	19,219,375
Penn Virginia Corp.	8.50%	5/1/2020	9,700	7,808,500
QEP Resources, Inc.	6.80%	3/1/2020	10,000	10,400,000
Rice Energy, Inc.†	6.25%	5/1/2022	14,000	13,090,000
Rosetta Resources, Inc.	5.875%	6/1/2022	4,758	4,329,780
Seven Generations Energy Ltd. (Canada)†(a)	8.25%	5/15/2020	14,288	13,787,920
SM Energy Co.	6.50%	11/15/2021	8,925	8,701,875

22	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Energy: Exploration & Production (continued)
SM Energy Co.	6.50%	1/1/2023	$1,925	$1,857,625
Triangle USA Petroleum Corp.†	6.75%	7/15/2022	13,425	8,927,625
W&T Offshore, Inc.	8.50%	6/15/2019	8,790	5,801,400
Total				494,546,588

Environmental 0.29%
Clean Harbors, Inc.	5.25%	8/1/2020	11,043	11,153,430
Covanta Holding Corp.	5.875%	3/1/2024	14,530	14,856,925
Total				26,010,355

Food & Drug Retailers 1.15%
New Albertson’s, Inc.	7.45%	8/1/2029	3,500	3,150,000
New Albertson’s, Inc.	7.75%	6/15/2026	17,080	15,372,000
Rite Aid Corp.†	6.875%	12/15/2028	3,150	3,228,750
Rite Aid Corp.	7.70%	2/15/2027	32,000	35,040,000
Tops Holding Corp./Tops Markets LLC	8.875%	12/15/2017	10,000	10,250,000
Tops Holding II Corp.	8.75%	6/15/2018	9,750	9,408,750
Walgreens Boots Alliance, Inc.	3.30%	11/18/2021	11,950	12,051,121
Walgreens Boots Alliance, Inc.	3.80%	11/18/2024	15,925	16,274,506
Total				104,775,127

Food: Wholesale 1.67%
B&G Foods, Inc.	4.625%	6/1/2021	20,000	19,597,000
Bumble Bee Holdco SCA PIK (Luxembourg)†(a)	9.625%	3/15/2018	5,725	5,996,938
Diamond Foods, Inc.†	7.00%	3/15/2019	14,233	14,624,407
ESAL GmbH (Austria)†(a)	6.25%	2/5/2023	6,425	6,119,812
H.J. Heinz Co.	4.25%	10/15/2020	10,000	10,125,000
JBS USA LLC/JBS USA Finance, Inc.†	5.875%	7/15/2024	13,000	12,805,000
Land O’Lakes, Inc.†	6.00%	11/15/2022	11,900	12,792,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	4.875%	5/1/2021	15,000	14,662,500
Shearer’s Foods LLC/Chip Finance Corp.†	9.00%	11/1/2019	7,000	7,665,000
Smithfield Foods, Inc.	6.625%	8/15/2022	8,585	9,014,250
WhiteWave Foods Co. (The)	5.375%	10/1/2022	37,580	38,801,350
Total				152,203,757

Forestry/Paper 0.28%
Cascades, Inc. (Canada)†(a)	5.50%	7/15/2022	15,000	14,981,250
Millar Western Forest Products Ltd. (Canada)(a)	8.50%	4/1/2021	10,000	10,400,000
Total				25,381,250

See Notes to Financial Statements.	23

Schedule of Investments (continued)

December 31, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Gaming 1.69%
Caesar’s Growth Properties Holdings LLC/Caesar’s Growth Properties Finance, Inc.†	9.375%	5/1/2022	$5,382	$4,763,070
CCM Merger, Inc.†	9.125%	5/1/2019	12,000	12,660,000
Graton Economic Development Authority†	9.625%	9/1/2019	20,725	22,745,687
MCE Finance Ltd. (Macao)†(a)	5.00%	2/15/2021	19,025	17,883,500
MGM Resorts International	6.00%	3/15/2023	14,000	14,140,000
Mohegan Tribal Gaming Authority	9.75%	9/1/2021	7,800	7,995,000
MTR Gaming Group, Inc.	11.50%	8/1/2019	8,200	8,917,500
Pinnacle Entertainment, Inc.	6.375%	8/1/2021	16,587	17,167,545
Pinnacle Entertainment, Inc.	7.75%	4/1/2022	7,500	7,837,500
River Rock Entertainment Authority (The)(c)	9.00%	11/1/2018	10,368	1,036,800
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	7,957	8,474,205
Scientific Games International, Inc.†	7.00%	1/1/2022	6,710	6,827,425
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	16,000	14,640,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	7.75%	8/15/2020	8,600	9,203,978
Total				154,292,210

Gas Distribution 4.49%
Access Midstream Partners LP/ACMP Finance Corp.	6.125%	7/15/2022	6,525	6,965,438
Energy Transfer Equity LP	5.875%	1/15/2024	9,288	9,473,760
Energy Transfer Partners LP	5.20%	2/1/2022	17,150	18,369,279
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.	8.625%	6/15/2020	11,675	11,762,563
Hiland Partners LP/Hiland Partners Finance Corp.†	5.50%	5/15/2022	2,375	2,095,938
Hiland Partners LP/Hiland Partners Finance Corp.†	7.25%	10/1/2020	13,075	12,486,625
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	19,000	20,681,899
Kinder Morgan, Inc.†	5.00%	2/15/2021	8,000	8,333,624
Kinder Morgan, Inc.	5.30%	12/1/2034	8,000	8,145,056
Kinder Morgan, Inc.	6.50%	9/15/2020	15,000	16,992,780
Kinder Morgan, Inc.	7.75%	1/15/2032	10,000	12,350,000
Kinder Morgan, Inc.	8.05%	10/15/2030	12,025	14,801,548
LBC Tank Terminals Holding Netherlands BV (Belgium)†(a)	6.875%	5/15/2023	7,900	7,979,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	5.50%	2/15/2023	13,250	13,481,875
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.25%	6/15/2022	3,153	3,279,120

24	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Gas Distribution (continued)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.75%	11/1/2020	$17,000	$17,765,000
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	16,050	17,655,000
Panhandle Eastern Pipeline Co. LP	8.125%	6/1/2019	13,800	16,763,108
Regency Energy Partners LP/Regency Energy Finance Corp.	5.875%	3/1/2022	11,300	11,328,250
Rockies Express Pipeline LLC†	6.875%	4/15/2040	18,450	19,787,625
Rose Rock Midstream LP/Rose Rock Finance Corp.	5.625%	7/15/2022	3,259	3,063,460
Sabine Pass Liquefaction LLC	5.625%	2/1/2021	12,500	12,343,750
Sabine Pass Liquefaction LLC	5.75%	5/15/2024	35,000	34,518,750
SemGroup Corp.	7.50%	6/15/2021	6,045	6,075,225
Southeast Supply Header LLC†	4.25%	6/15/2024	15,600	15,839,086
Southern Star Central Corp.†	5.125%	7/15/2022	9,225	9,317,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.25%	5/1/2023	8,939	8,670,830
Tesoro Logistics LP/Tesoro Logistics Finance Corp.†	5.50%	10/15/2019	7,450	7,412,750
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	5.875%	10/1/2020	12,095	12,185,712
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	7,800	7,819,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp.†	6.25%	10/15/2022	13,150	13,182,875
Transportadora de Gas del Peru SA (Peru)†(a)	4.25%	4/30/2028	9,575	9,287,750
Transportadora de Gas Internacional SA ESP (Colombia)†(a)	5.70%	3/20/2022	17,450	18,408,005
Total				408,622,431

Health Facilities 4.29%
Amsurg Corp.	5.625%	11/30/2020	10,860	11,158,650
Amsurg Corp.†	5.625%	7/15/2022	7,075	7,287,250
CHS/Community Health Systems, Inc.	6.875%	2/1/2022	20,000	21,287,500
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	38,700	41,409,000
DaVita HealthCare Partners, Inc.	5.75%	8/15/2022	27,000	28,721,250
Dignity Health	3.812%	11/1/2024	12,500	12,906,312
Dignity Health	4.50%	11/1/2042	8,400	8,385,552
HCA Holdings, Inc.	7.75%	5/15/2021	40,000	42,700,000
HCA, Inc.	4.25%	10/15/2019	7,955	8,084,269
HCA, Inc.	5.00%	3/15/2024	7,000	7,210,000
HCA, Inc.	6.50%	2/15/2020	13,700	15,385,100
HCA, Inc.	7.50%	2/15/2022	27,000	30,915,000
HCA, Inc.	7.58%	9/15/2025	3,385	3,808,125
HCA, Inc.	7.69%	6/15/2025	12,111	13,685,430

See Notes to Financial Statements.	25

Schedule of Investments (continued)

December 31, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Health Facilities (continued)
HealthSouth Corp.	8.125%	2/15/2020	$21,000	$22,050,000
Kindred Escrow Corp. II†	8.00%	1/15/2020	6,800	7,259,000
Kindred Healthcare, Inc.†	6.375%	4/15/2022	14,000	13,405,000
LifePoint Hospitals, Inc.	5.50%	12/1/2021	10,000	10,275,000
MPT Operating Partnership LP/MPT Finance Corp.	5.50%	5/1/2024	5,152	5,396,720
Omega Healthcare Investors, Inc.	4.95%	4/1/2024	6,075	6,352,263
Omega Healthcare Investors, Inc.	5.875%	3/15/2024	3,925	4,189,938
Omega Healthcare Investors, Inc.	6.75%	10/15/2022	11,157	11,882,205
Select Medical Corp.	6.375%	6/1/2021	5,890	6,007,800
Tenet Healthcare Corp.	8.125%	4/1/2022	45,600	51,072,000
Total				390,833,364

Health Services 0.67%
Catamaran Corp.	4.75%	3/15/2021	9,190	9,212,975
Envision Healthcare Corp.†	5.125%	7/1/2022	10,000	9,950,000
Omnicare, Inc.	4.75%	12/1/2022	7,200	7,326,000
Omnicare, Inc.	5.00%	12/1/2024	4,815	4,959,450
STHI Holding Corp.†	8.00%	3/15/2018	12,500	13,078,125
Truven Health Analytics, Inc.	10.625%	6/1/2020	17,000	16,660,000
Total				61,186,550

Hotels 0.64%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	5.625%	10/15/2021	13,321	13,987,050
Host Hotels & Resorts LP	5.25%	3/15/2022	10,000	10,929,110
Playa Resorts Holding BV (Netherlands)†(a)	8.00%	8/15/2020	14,000	14,035,000
RHP Hotel Properties LP/RHP Finance Corp.	5.00%	4/15/2021	5,000	5,000,000
Wyndham Worldwide Corp.	3.90%	3/1/2023	14,113	13,948,471
Total				57,899,631

Insurance Brokerage 0.13%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC†	7.875%	12/15/2020	11,200	11,480,000

Integrated Energy 0.36%
Alta Wind Holdings LLC†	7.00%	6/30/2035	9,708	11,045,735
Rio Oil Finance Trust Series 2014-1†	6.25%	7/6/2024	17,425	16,685,849
Statoil ASA (Norway)(a)	2.75%	11/10/2021	4,625	4,645,947
Total				32,377,531

26	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Investments & Miscellaneous Financial Services 0.82%
Affiliated Managers Group, Inc.	4.25%	2/15/2024	$10,950	$11,429,960
FMR LLC†	5.35%	11/15/2021	14,800	16,918,398
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.625%	3/15/2020	4,475	4,698,750
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	26,406	27,924,345
SUAM Finance BV (Curacao)†(a)	4.875%	4/17/2024	13,275	13,308,188
Total				74,279,641

Life Insurance 0.66%
American Equity Investment Life Holding Co.	6.625%	7/15/2021	11,500	12,247,500
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	18,050	20,196,326
TIAA Asset Management Finance Co. LLC†	4.125%	11/1/2024	26,785	27,494,213
Total				59,938,039

Machinery 1.13%
Cleaver-Brooks, Inc.†	8.75%	12/15/2019	10,500	11,103,750
CNH Industrial Capital LLC†	3.375%	7/15/2019	9,900	9,504,000
Flowserve Corp.	3.50%	9/15/2022	880	881,806
Gardner Denver, Inc.†	6.875%	8/15/2021	17,925	17,297,625
Manitowoc Co., Inc. (The)	8.50%	11/1/2020	20,000	21,700,000
Mcron Finance Sub LLC/Mcron Finance Corp.†	8.375%	5/15/2019	13,201	14,059,065
Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021	10,000	10,250,000
Steelcase, Inc.	6.375%	2/15/2021	11,175	12,915,517
Waterjet Holdings, Inc.†	7.625%	2/1/2020	5,030	5,193,475
Total				102,905,238

Managed Care 0.47%
Centene Corp.	4.75%	5/15/2022	7,165	7,191,869
Centene Corp.	5.75%	6/1/2017	15,525	16,534,125
MPH Acquisition Holdings LLC†	6.625%	4/1/2022	19,000	19,475,000
Total				43,200,994

Media: Content 0.90%
AMC Networks, Inc.	4.75%	12/15/2022	18,350	17,891,250
AMC Networks, Inc.	7.75%	7/15/2021	14,000	15,050,000
iHeartCommunications, Inc.	9.00%	12/15/2019	21,300	21,060,375
iHeartCommunications, Inc.	11.25%	3/1/2021	17,500	18,090,625
Univision Communications, Inc.†	8.50%	5/15/2021	9,085	9,720,950
Total				81,813,200

See Notes to Financial Statements.	27

Schedule of Investments (continued)

December 31, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Media: Diversified 0.30%
Globo Comunicacao e Participacoes SA (Brazil)†(a)	4.875%	4/11/2022	$2,895	$2,974,613
Netflix, Inc.	5.375%	2/1/2021	23,500	24,557,500
Total				27,532,113

Medical Products 2.08%
Becton Dickinson & Co.	3.734%	12/15/2024	8,000	8,253,312
Biomet, Inc.	6.50%	8/1/2020	35,675	38,261,437
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	10,077	10,983,930
Grifols Worldwide Operations Ltd. (Ireland)†(a)	5.25%	4/1/2022	17,375	17,812,850
Kinetic Concepts, Inc./KCI USA, Inc.	10.50%	11/1/2018	7,500	8,175,000
Kinetic Concepts, Inc./KCI USA, Inc.	12.50%	11/1/2019	8,550	9,490,500
Mallinckrodt International Finance SA (Luxembourg)(a)	4.75%	4/15/2023	14,209	13,676,163
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (Luxembourg)†(a)	5.75%	8/1/2022	35,766	36,794,272
Medtronic, Inc.†	3.15%	3/15/2022	24,100	24,444,582
Medtronic, Inc.†	4.375%	3/15/2035	20,100	21,395,626
Total				189,287,672

Metals/Mining (Excluding Steel) 1.09%
Alcoa, Inc.	5.125%	10/1/2024	17,950	19,058,736
Aleris International, Inc.	7.875%	11/1/2020	8,725	8,725,000
ALROSA Finance SA (Luxembourg)†(a)	7.75%	11/3/2020	17,525	16,648,750
Century Aluminum Co.†	7.50%	6/1/2021	6,268	6,456,040
Imperial Metals Corp. (Canada)†(a)	7.00%	3/15/2019	8,621	7,974,425
Kissner Milling Co. Ltd. (Canada)†(a)	7.25%	6/1/2019	9,121	9,143,803
Mirabela Nickel Ltd. (Australia)(a)	1.00%	9/16/2044	181	18
MMC Norilsk Nickel OJSC via MMC Finance Ltd. (Ireland)(a)	4.375%	4/30/2018	8,000	7,440,000
New Gold, Inc. (Canada)†(a)	6.25%	11/15/2022	2,550	2,511,750
Peabody Energy Corp.	6.50%	9/15/2020	15,551	13,568,247
Thompson Creek Metals Co., Inc.	7.375%	6/1/2018	9,200	7,590,000
Total				99,116,769

Oil Field Equipment & Services 1.12%
Basic Energy Services, Inc.	7.75%	2/15/2019	8,000	6,240,000
Dresser-Rand Group, Inc.	6.50%	5/1/2021	16,000	17,280,000
Gulfmark Offshore, Inc.	6.375%	3/15/2022	15,000	11,325,000
Hornbeck Offshore Services, Inc.	5.00%	3/1/2021	11,200	9,296,000
Hornbeck Offshore Services, Inc.	5.875%	4/1/2020	19,525	17,474,875

28	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Oil Field Equipment & Services (continued)
Oceaneering International, Inc.	4.65%	11/15/2024	$23,325	$22,883,341
Precision Drilling Corp. (Canada)(a)	6.50%	12/15/2021	1,100	943,250
SEACOR Holdings, Inc.	7.375%	10/1/2019	11,660	12,272,150
Seventy Seven Energy, Inc.	6.50%	7/15/2022	7,000	4,130,000
Total				101,844,616

Oil Refining & Marketing 0.16%
Northern Tier Energy LLC/Northern Tier Finance Corp.	7.125%	11/15/2020	2,840	2,882,600
Tesoro Corp.	5.125%	4/1/2024	11,930	11,855,438
Total				14,738,038

Packaging 2.25%
AEP Industries, Inc.	8.25%	4/15/2019	15,000	15,225,000
Ball Corp.	4.00%	11/15/2023	35,950	34,871,500
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	24,200	26,862,000
Graphic Packaging International, Inc.	4.75%	4/15/2021	9,100	9,213,750
Graphic Packaging International, Inc.	4.875%	11/15/2022	4,025	4,055,188
Pactiv LLC	7.95%	12/15/2025	8,500	8,585,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	10,000	10,300,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.25%	2/15/2021	11,750	12,102,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	35,000	35,875,000
Sealed Air Corp.†	4.875%	12/1/2022	8,624	8,580,880
Sealed Air Corp.†	5.125%	12/1/2024	1,406	1,423,575
Sealed Air Corp.†	6.875%	7/15/2033	21,725	22,322,437
Sealed Air Corp.†	8.375%	9/15/2021	13,500	15,153,750
Total				204,570,580

Personal & Household Products 0.61%
American Greetings Corp.	7.375%	12/1/2021	7,975	8,373,750
Avon Products, Inc.	4.60%	3/15/2020	5,680	5,183,000
Avon Products, Inc.	5.00%	3/15/2023	10,117	9,080,008
Elizabeth Arden, Inc.	7.375%	3/15/2021	25,805	23,805,112
Serta Simmons Holdings LLC†	8.125%	10/1/2020	8,897	9,453,062
Total				55,894,932

See Notes to Financial Statements.	29

Schedule of Investments (continued)

December 31, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Pharmaceuticals 2.00%
Bayer US Finance LLC†	3.375%	10/8/2024	$20,000	$20,393,600
Capsugel SA PIK (Luxembourg)†(a)	7.00%	5/15/2019	4,850	4,907,594
Gilead Sciences, Inc.	3.50%	2/1/2025	17,075	17,562,133
JLL/Delta Dutch Newco BV (Netherlands)†(a)	7.50%	2/1/2022	12,000	12,225,000
Par Pharmaceutical Cos., Inc.	7.375%	10/15/2020	23,100	24,255,000
Perrigo Finance plc (Ireland)(a)	4.90%	12/15/2044	8,550	9,096,396
Roche Holdings, Inc.†	2.875%	9/29/2021	20,000	20,280,080
Salix Pharmaceuticals Ltd.†	6.00%	1/15/2021	15,744	16,098,240
Valeant Pharmaceuticals International, Inc.†	5.625%	12/1/2021	3,500	3,535,000
Valeant Pharmaceuticals International, Inc.†	6.375%	10/15/2020	38,020	39,873,475
Zoetis, Inc.	3.25%	2/1/2023	14,400	14,229,561
Total				182,456,079

Property & Casualty 0.20%
Liberty Mutual Group, Inc.†	7.80%	3/7/2087	15,575	18,300,625

Rail 0.26%
China Railway Resources Huitung Ltd. (Hong Kong)(a)	3.85%	2/5/2023	9,625	9,608,378
Florida East Coast Holdings Corp.†	6.75%	5/1/2019	4,571	4,536,717
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	9,150	9,104,250
Total				23,249,345

Real Estate Development & Management 0.19%
CBRE Services, Inc.	5.00%	3/15/2023	9,725	9,986,603
CBRE Services, Inc.	5.25%	3/15/2025	7,500	7,668,750
Total				17,655,353

Real Estate Investment Trusts 0.55%
DDR Corp.	7.875%	9/1/2020	11,000	13,581,964
Federal Realty Investment Trust	3.00%	8/1/2022	7,670	7,660,911
Goodman Funding Pty Ltd. (Australia)†(a)	6.00%	3/22/2022	7,850	8,959,715
Kilroy Realty LP	3.80%	1/15/2023	10,000	10,135,610
Washington Real Estate Investment Trust	3.95%	10/15/2022	10,000	10,020,230
Total				50,358,430

Recreation & Travel 0.47%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	5.25%	3/15/2021	10,000	10,100,000
NCL Corp. Ltd.†	5.25%	11/15/2019	6,925	7,011,562
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	23,000	25,990,000
Total				43,101,562

30	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Restaurants 0.28%
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	$13,525	$13,558,813
Ruby Tuesday, Inc.	7.625%	5/15/2020	1,414	1,392,790
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC†	5.875%	5/15/2021	10,150	10,099,250
Total				25,050,853

Software/Services 3.11%
Alibaba Group Holding Ltd. (China)†(a)	3.125%	11/28/2021	20,075	19,864,152
Alibaba Group Holding Ltd. (China)†(a)	3.60%	11/28/2024	18,875	18,759,730
Alliance Data Systems Corp.†	6.375%	4/1/2020	50,000	51,312,500
Ceridian HCM Holding, Inc.†	11.00%	3/15/2021	5,900	6,476,194
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	15,000	15,368,925
First Data Corp.†	8.25%	1/15/2021	43,025	46,251,875
First Data Corp.	11.25%	1/15/2021	9,909	11,271,488
iGATE Corp.	4.75%	4/15/2019	8,740	8,783,700
Infor US, Inc.	9.375%	4/1/2019	6,500	6,979,375
MasterCard, Inc.	3.375%	4/1/2024	13,275	13,653,191
MSCI, Inc.†	5.25%	11/15/2024	8,025	8,325,938
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	12,575	13,470,969
SRA International, Inc.	11.00%	10/1/2019	10,000	10,675,000
SunGard Data Systems, Inc.	6.625%	11/1/2019	25,000	25,375,000
Syniverse Holdings, Inc.	9.125%	1/15/2019	12,500	13,093,750
VeriSign, Inc.	4.625%	5/1/2023	13,925	13,716,125
Total				283,377,912

Specialty Retail 1.67%
Brookstone Co., Inc.†(c)	13.00%	10/15/2014	4,945	10,781
Brookstone Holdings Corp. PIK	10.00%	7/7/2021	542	542,095
Chinos Intermediate Holdings Class A, Inc. PIK†	7.75%	5/1/2019	9,002	7,989,275
Claire’s Stores, Inc.(h)	8.875%	3/15/2019	12,500	10,187,500
Claire’s Stores, Inc.†	9.00%	3/15/2019	13,075	12,944,250
CST Brands, Inc.	5.00%	5/1/2023	14,998	15,222,970
DBP Holding Corp.†	7.75%	10/15/2020	18,000	15,480,000
Men’s Wearhouse, Inc. (The)†	7.00%	7/1/2022	8,950	9,240,875
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	25,000	26,562,500
Perry Ellis International, Inc.	7.875%	4/1/2019	10,100	10,403,000
PETCO Holdings, Inc. PIK†	8.50%	10/15/2017	5,000	5,087,500
Sally Holdings LLC/Sally Capital, Inc.	5.50%	11/1/2023	5,050	5,289,875
Sally Holdings LLC/Sally Capital, Inc.	5.75%	6/1/2022	10,450	10,998,625

See Notes to Financial Statements.	31

Schedule of Investments (continued)

December 31, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Specialty Retail (continued)
Springs Industries, Inc.	6.25%	6/1/2021	$5,500	$5,500,000
William Carter Co. (The)	5.25%	8/15/2021	15,917	16,474,095
Total				151,933,341

Steel Producers/Products 0.91%
Allegheny Ludlum Corp.	6.95%	12/15/2025	10,000	10,922,560
Allegheny Technologies, Inc.	9.375%	6/1/2019	10,200	11,877,992
ArcelorMittal (Luxembourg)(a)	5.75%	8/5/2020	30,000	31,237,500
ArcelorMittal (Luxembourg)(a)	6.00%	3/1/2021	10,000	10,437,500
Steel Dynamics, Inc.†	5.125%	10/1/2021	11,950	12,174,062
Steel Dynamics, Inc.†	5.50%	10/1/2024	5,950	6,113,625
Total				82,763,239

Support: Services 1.94%
APX Group, Inc.	6.375%	12/1/2019	9,575	9,215,937
Audatex North America, Inc.†	6.00%	6/15/2021	5,000	5,175,000
BlueLine Rental Finance Corp.†	7.00%	2/1/2019	8,775	9,016,313
Compiler Finance Sub, Inc.†	7.00%	5/1/2021	15,000	12,975,000
Expedia, Inc.	4.50%	8/15/2024	11,925	12,064,868
FTI Consulting, Inc.	6.00%	11/15/2022	10,500	10,788,750
FTI Consulting, Inc.	6.75%	10/1/2020	14,350	15,103,375
Hertz Corp. (The)	5.875%	10/15/2020	1,995	2,019,938
IHS, Inc.†	5.00%	11/1/2022	22,550	22,437,250
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	8,725	8,157,875
Light Tower Rentals, Inc.†	8.125%	8/1/2019	10,400	8,138,000
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	7,800	7,956,000
Sotheby’s†	5.25%	10/1/2022	19,000	18,050,000
United Rentals North America, Inc.	5.75%	11/15/2024	16,500	17,036,250
United Rentals North America, Inc.	7.625%	4/15/2022	12,000	13,254,000
United Rentals North America, Inc.	8.25%	2/1/2021	5,000	5,475,000
Total				176,863,556

Technology Hardware & Equipment 0.79%
CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	15,000	15,056,250
CommScope, Inc.†	5.50%	6/15/2024	16,000	15,840,000
Dell, Inc.	7.10%	4/15/2028	1,964	2,091,660
Denali Borrower LLC/Denali Finance Corp.†	5.625%	10/15/2020	8,950	9,334,850
NCR Corp.	6.375%	12/15/2023	14,225	14,865,125
Seagate HDD Cayman	4.75%	6/1/2023	14,450	15,034,430
Total				72,222,315

32	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Telecommunications: Wireline Integrated & Services 0.82%
Columbus International, Inc. (Barbados)†(a)	7.375%	3/30/2021	$9,125	$9,524,219
Consolidated Communications, Inc.†	6.50%	10/1/2022	8,725	8,768,625
Dycom Investments, Inc.	7.125%	1/15/2021	17,500	18,462,500
Equinix, Inc.	5.375%	4/1/2023	12,000	12,060,000
Frontier Communications Corp.	7.625%	4/15/2024	7,800	8,073,000
Frontier Communications Corp.	9.25%	7/1/2021	7,275	8,429,906
Hellas Telecommunications Luxembourg II SCA (Luxembourg)†(a)(c)	Zero Coupon	1/15/2015	15,000	1,500
Sable International Finance Ltd.†	8.75%	2/1/2020	8,325	9,074,250
Total				74,394,000

Telecommunications: Satellite 1.04%
Hughes Satellite Systems Corp.	7.625%	6/15/2021	27,500	30,387,500
Inmarsat Finance plc (United Kingdom)†(a)	4.875%	5/15/2022	18,507	18,368,198
Intelsat Luxembourg SA (Luxembourg)(a)	7.75%	6/1/2021	38,025	38,262,656
Intelsat Luxembourg SA (Luxembourg)(a)	8.125%	6/1/2023	7,575	7,764,375
Total				94,782,729

Telecommunications: Wireless 3.07%
American Tower Corp.	4.70%	3/15/2022	20,300	21,316,847
CC Holdings GS V LLC/Crown Castle GS III Corp.	3.849%	4/15/2023	7,535	7,497,762
Clearwire Communications LLC/Clearwire
Finance, Inc.†	14.75%	12/1/2016	12,325	14,851,625
Comcel Trust†	6.875%	2/6/2024	16,775	17,613,750
Crown Castle International Corp.	5.25%	1/15/2023	10,000	10,250,000
Digicel Group Ltd. (Jamaica)†(a)	7.125%	4/1/2022	8,500	7,926,250
Digicel Group Ltd. (Jamaica)†(a)	8.25%	9/30/2020	11,700	11,407,500
Digicel Ltd. (Jamaica)†(a)	7.00%	2/15/2020	16,500	16,401,000
Millicom International Cellular SA (Luxembourg)†(a)	4.75%	5/22/2020	5,350	5,069,125
SBA Communications Corp.†	4.875%	7/15/2022	15,080	14,552,200
SBA Telecommunications, Inc.	5.75%	7/15/2020	12,000	12,273,600
Sprint Capital Corp.	6.90%	5/1/2019	21,595	22,134,875
T-Mobile USA, Inc.	6.50%	1/15/2024	40,000	41,100,000
T-Mobile USA, Inc.	6.542%	4/28/2020	20,000	20,725,000
T-Mobile USA, Inc.	6.625%	11/15/2020	15,000	15,318,750
Telemovil Finance Co., Ltd. (El Salvador)†(a)	8.00%	10/1/2017	8,450	8,745,750
VimpelCom Holdings BV (Netherlands)†(a)	5.95%	2/13/2023	2,400	1,846,800
Wind Acquisition Finance SA (Italy)†(a)	7.375%	4/23/2021	32,000	30,281,600
Total				279,312,434

See Notes to Financial Statements.	33

Schedule of Investments (continued)

December 31, 2014

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Theaters & Entertainment 0.66%
Activision Blizzard, Inc.†	5.625%		9/15/2021	$20,000	$21,050,000
Activision Blizzard, Inc.†	6.125%		9/15/2023	23,690	25,585,200
Regal Entertainment Group	5.75%		3/15/2022	13,950	13,392,000
Total					60,027,200

Tobacco 0.26%
Altria Group, Inc.	2.625%		1/14/2020	23,950	24,047,213

Transportation: Infrastructure/Services 0.21%
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(a)	5.875%		8/12/2020	8,800	9,473,200
XPO Logistics, Inc.†	7.875%		9/1/2019	8,866	9,309,300
Total					18,782,500
Total High Yield Corporate Bonds (cost $6,822,871,517)					6,795,314,239

MUNICIPAL BOND 0.21%

Other Revenue
New York City Indus Dev Agy† (cost $12,000,000)	11.00%		3/1/2029	12,000	19,113,840

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.40%
BB-UBS Trust 2012-SHOW E†	4.026%	#	11/5/2036	18,583	18,058,597
Citigroup Commercial Mortgage Trust
2014-GC25 B	4.345%		10/10/2047	5,735	6,002,334
Citigroup Commercial Mortgage Trust
2014-GC25 C	4.534%	#	10/10/2047	6,509	6,665,610
Commercial Mortgage Pass-Through Certificates
2013-WWP D†	3.898%		3/10/2031	11,825	11,884,917
Commercial Mortgage Pass-Through Certificates
2014-CR20 C	4.508%	#	11/10/2047	8,297	8,483,483
Commercial Mortgage Pass-Through Certificates
2014-CR20 XB IO†	0.177%		11/10/2047	109,074	1,258,714
Commercial Mortgage Pass-Through Certificates
2014-CR20 XC IO†	1.436%		11/10/2047	8,108	891,633
Commercial Mortgage Pass-Through Certificates
2014-CR21 XB IO†	0.044%	#	12/10/2047	66,866	453,285
Commercial Mortgage Pass-Through Certificates
2014-CR21 XC IO†	0.50%	#	12/10/2047	32,211	1,235,952
Commercial Mortgage Pass-Through Certificates
2014-UBS5 C	4.613%	#	9/10/2047	6,150	6,415,004
Commercial Mortgage Pass-Through Certificates
2014-UBS6 B	4.349%	#	12/10/2047	6,725	7,018,008

34	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2014

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2014-UBS6 C	4.467%	#	12/10/2047	$12,050	$12,015,151
Commercial Mortgage Pass-Through Certificates 2014-UBS6 XA IO	1.087%	#	12/10/2047	133,934	9,614,452
DBUBS Mortgage Trust 2011-LC2A D†	5.458%	#	7/10/2044	6,245	6,630,610
GS Mortgage Securities Trust	4.511%		11/10/2047	4,800	4,368,907
GS Mortgage Securities Trust 2014-GC26 C	4.511%	#	11/10/2047	3,225	3,323,787
Impact Funding LLC IO	0.342%		8/25/2047	20,727	738,476
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XB1 IO	0.312%	#	11/15/2047	61,028	1,699,508
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 D†	3.927%	#	1/15/2048	15,200	12,969,506
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XB IO	0.476%	#	1/15/2048	53,645	2,178,497
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XD IO†	0.50%	#	1/15/2048	42,779	1,638,436
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	3.261%	#	12/15/2030	10,000	9,929,830
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10 C	4.083%	#	7/15/2046	4,800	4,895,462
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 C	4.071%	#	5/15/2046	5,325	5,421,090
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 C	4.00%		12/15/2047	8,781	8,515,019
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNC1†	3.989%		12/15/2046	7,925	7,892,813
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNC2†	4.384%		12/15/2046	16,405	16,623,925
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNC4†	4.75%		12/15/2046	7,540	7,119,496
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNCX IO†	0.602%		12/15/2046	40,750	1,992,675
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 XC IO†	0.442%	#	12/15/2047	86,781	3,507,645
Motel 6 Trust 2012-MTL6 D†	3.781%		10/5/2025	14,560	14,431,443
Wells Fargo Commercial Mortgage Trust 2014-LC18 C	4.193%	#	12/15/2047	4,000	4,008,448
Wells Fargo Commercial Mortgage Trust 2014-LC18 XA IO	1.216%	#	12/15/2047	68,466	5,674,414
Wells Fargo Commercial Mortgage Trust 2014-LC18 XB IO	0.396%	#	12/15/2047	66,701	2,364,441
WF-RBS Commercial Mortgage Trust 2014-C25 C	4.326%	#	11/15/2047	2,857	2,912,680
Total Non-Agency Commercial Mortgage-Backed Securities (cost $216,976,666)					218,834,248

See Notes to Financial Statements.	35

Schedule of Investments (continued)

December 31, 2014

	Dividend		Shares	Fair
Investments	Rate		(000)	Value
PREFERRED STOCK 0.12%

Banking
Texas Capital Bancshares, Inc. (cost $11,662,500)	6.50%		467	$11,321,955

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
U.S. TREASURY OBLIGATION 0.30%
U.S. Treasury Note (cost $27,128,666)	3.625%	8/15/2019	$25,000	27,275,400

	Exercise	Expiration	Shares
	Price	Date	(000)
WARRANT 0.03%

Auto Parts & Equipment
Cooper-Standard Holdings, Inc.* (cost $822,407)	$27.33	11/27/2017	84	2,666,251
Total Long-Term Investments (cost $9,261,162,375)				9,330,146,715

			Principal
			Amount
			(000)
SHORT-TERM INVESTMENT 1.45%

REPURCHASE AGREEMENT
Repurchase Agreement dated 12/31/2014, Zero Coupon due 1/2/2015 with Fixed Income Clearing Corp. collateralized by $133,655,000 of U.S. Treasury Note at 0.625% due 07/15/2016 and $220,000 of U.S. Treasury Note at 0.75% due 3/31/2018; value: $134,540,203; proceeds: $131,899,076 (cost $131,899,076)			$131,899	131,899,076
Total Investments in Securities 103.92% (cost $9,393,061,451)				9,462,045,791
Liabilities in Excess of Cash, Foreign Cash and Other Assets(i) (3.92%)				(356,547,455)
Net Assets 100.00%				$9,105,498,336

AUD	Australian dollar.
CAD	Canadian dollar.
COP	Colombian peso.
EUR	euro.
GBP	British pound.
IO	Interest Only.
PIK	Payment-in-kind.
Unit	More than one class of securities traded together.

36	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2014

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2014.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Defaulted security.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at December 31, 2014.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(g)	Debenture pays interest at an annual fixed rate of 8.00% through June 15, 2020. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 6.405% through December 29, 2049. This debenture is subject to full redemption at the option of the issuer any time prior to December 29, 2049.
(h)	Security has been fully or partially segregated for open reverse repurchase agreements as of December 31, 2014 (See Note 2(l)).
(i)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation (depreciation) on open forward foreign currency exchange contracts, futures contracts, total return swaps and reverse repurchase agreements, as follows:

Open Forward Foreign Currency Exchange Contracts at December 31, 2014:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	J.P. Morgan	1/20/2015	100,000	$155,115	$155,842	$727
British pound	Sell	Barclays Bank plc	1/20/2015	2,130,000	3,413,268	3,319,429	93,839
British pound	Sell	Goldman Sachs	1/20/2015	6,350,000	10,291,832	9,895,949	395,883
British pound	Sell	Goldman Sachs	1/20/2015	2,610,000	4,260,335	4,067,469	192,866
British pound	Sell	J.P. Morgan	1/20/2015	775,000	1,239,264	1,207,773	31,491
British pound	Sell	J.P. Morgan	1/20/2015	1,515,000	2,435,273	2,361,002	74,271
British pound	Sell	Morgan Stanley	1/20/2015	2,210,000	3,479,521	3,444,102	35,419
British pound	Sell	Morgan Stanley	1/20/2015	2,150,000	3,448,496	3,350,597	97,899
British pound	Sell	Morgan Stanley	1/20/2015	1,435,000	2,314,420	2,236,329	78,091
British pound	Sell	Morgan Stanley	1/20/2015	7,945,000	12,661,557	12,381,624	279,933
Canadian dollar	Sell	Bank of America	2/17/2015	2,222,000	1,950,957	1,910,622	40,335
Canadian dollar	Sell	Bank of America	2/17/2015	5,370,000	4,706,806	4,617,481	89,325
Canadian dollar	Sell	Goldman Sachs	2/17/2015	1,365,000	1,191,185	1,173,717	17,468
Canadian dollar	Sell	Goldman Sachs	2/17/2015	205,000	178,894	176,273	2,621
Canadian dollar	Sell	Morgan Stanley	2/17/2015	3,255,000	2,841,232	2,798,864	42,368
Canadian dollar	Sell	Morgan Stanley	2/17/2015	10,390,000	9,224,803	8,934,009	290,794
euro	Sell	Bank of America	3/11/2015	1,115,000	1,395,483	1,350,020	45,463
euro	Sell	J.P. Morgan	3/11/2015	10,690,000	13,255,215	12,943,240	311,975
euro	Sell	Morgan Stanley	3/11/2015	1,065,000	1,333,116	1,289,481	43,635
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$2,164,403

See Notes to Financial Statements.	37

Schedule of Investments (continued)

December 31, 2014

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Buy	Goldman Sachs	2/17/2015	10,390,000	$9,064,271	$8,934,009	$(130,262)
euro	Buy	Bank of America	3/11/2015	325,000	395,288	393,503	(1,785)
Canadian dollar	Sell	Goldman Sachs	2/17/2015	12,535,000	10,767,937	10,778,421	(10,484)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(142,531)

Open Futures Contracts at December 31, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	March 2015	616	Short	$(78,106,875)	$540,165

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
U.S. 5-Year Treasury Note	March 2015	36	Short	$(4,281,469)	$(4,561)

Open Total Return Swap at December 31, 2014:

Swap Counterparty	Payment Made By The Fund On Contract Date	Payment To Be Received By The Fund At Termination Date	Reference Entity	Notional Amount	Termination Date	Fair Value
		4,549 Convertible	OGX Petroleo e Gas
		Debenture Units	S.A. Convertible
Deutsche Bank AG	$1,900,485	(Reference Entity)	Debentures (Brazil)	$1,900,485	4/15/2015	$908,278

Reverse Repurchase Agreement Payable as of December 31, 2014:

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(3)
J.P. Morgan Securities LLC	$4,959,375	$7,500,000 principal, Claire’s Stores, Inc. at 8.875% due 3/15/2019, $6,112,500 fair value	(8.25)%	12/11/2014	On Demand	$4,916,017

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreements is presented net of interest receivable of $43,358.

38	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2014

The following is a summary of the inputs used as of December 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Asset-Backed Security	$–	$2,406,375	$–	$2,406,375
Common Stocks
Media: Content	–	–	847,015	847,015
Metals/Mining (Excluding Steel)	–	–	740,284	740,284
Remaining Industries	1,168,143,577	–	–	1,168,143,577
Convertible Bonds	–	142,074,901	–	142,074,901
Convertible Preferred Stocks
Electric: Integrated	26,247,174	–	–	26,247,174
Investments & Miscellaneous Financial Services(3)	–	6,479,124	–	6,479,124
Metals/Mining (Excluding Steel)	9,630,905	–	–	9,630,905
Rail	–	27,793,975	–	27,793,975
Floating Rate Loans(4)
Advertising	–	8,248,334	–	8,248,334
Air Transportation	–	7,942,231	–	7,942,231
Cable & Satellite Television	–	11,588,090	–	11,588,090
Consumer/Commercial/Lease Financing	–	9,875,664	–	9,875,664
Electric: Generation	–	5,826,250	–	5,826,250
Electronics	–	47,761,673	–	47,761,673
Energy: Exploration & Production	–	31,147,799	–	31,147,799
Food: Wholesale	–	–	6,513,653	6,513,653
Health Facilities	–	9,671,367	–	9,671,367
Machinery	–	477,902	–	477,902
Packaging	–	16,040,344	–	16,040,344
Personal & Household Products	–	3,887,406	–	3,887,406
Pharmaceuticals	–	30,907,785	–	30,907,785
Recreation & Travel	–	9,677,250	–	9,677,250
Restaurants	–	–	9,178,933	9,178,933
Software/Services	–	9,960,037	12,114,161	22,074,198
Support: Services	–	23,695,925	8,366,881	32,062,806
Theaters & Entertainment	–	12,852,142	–	12,852,142
Foreign Bonds	–	67,446,422	–	67,446,422
Foreign Government Obligations	–	56,140,030	–	56,140,030
Government Sponsored Enterprises
Pass-Throughs	–	471,937,173	–	471,937,173
High Yield Corporate Bonds
Automakers	–	29,768,125	1,500	29,769,625
Banking	–	301,357,597	2,250	301,359,847
Metals/Mining (Excluding Steel)	–	99,116,751	18	99,116,769
Specialty Retail	–	151,380,465	552,876	151,933,341
Telecommunications: Wireline Integrated & Services	–	74,392,500	1,500	74,394,000
Remaining Industries	–	6,138,740,657	–	6,138,740,657
Municipal Bond	–	19,113,840	–	19,113,840
Non-Agency Commercial
Mortgage-Backed Securities	–	218,834,248	–	218,834,248
Preferred Stock	11,321,955	–	–	11,321,955
U.S. Treasury Obligation	–	27,275,400	–	27,275,400
Warrant	2,666,251	–	–	2,666,251
Repurchase Agreement	–	131,899,076	–	131,899,076
Total	$1,218,009,862	$8,205,716,858	$38,319,071	$9,462,045,791

See Notes to Financial Statements.	39

Schedule of Investments (concluded)

December 31, 2014

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts
Assets	$–	$2,164,403	$–	$2,164,403
Liabilities	–	(142,531)	–	(142,531)
Futures Contracts
Assets	540,165	–	–	540,165
Liabilities	(4,561)	–	–	(4,561)
Reverse Repurchase Agreement
Assets	–	–	–	–
Liabilities	–	(4,916,017)	–	(4,916,017)
Total Return Swap
Assets	–	–	908,278	908,278
Liabilities	–	–	–	–
Total	$535,604	$(2,894,145)	$908,278	$(1,450,263)

(1)	Refer to Note 2(n) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	As of December 31, 2014, AMG Capital Trust II was categorized as Level 2 due to limited market activity resulting in observable input pricing. During the fiscal year ended December 31, 2014, $16,637,000 was transferred from Level 1 to Level 2.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

			High Yield		Total
	Common	Floating	Corporate		Return
Investment Type	Stocks	Rate Loans	Bonds	Warrant	Swap
Balance as of January 1, 2014	$–	$7,405,562	$5,250	$384,807	$–
Accrued discounts/premiums	–	74,752	(76)	–	–
Realized gain (loss)	–	77,726	–	–	–
Change in unrealized appreciation/depreciation	(10,217,720)	(304,067)	(180,591)	9,718,866	(992,207)
Purchases	12,361,309	19,180,328	1,014,830	–	1,931,400
Sales	(556,290)	(10,217,460)	(281,269)	(10,103,673)	(30,915)
Net transfers in or out of Level 3	–	19,956,787	–	–	–
Balance as of December 31, 2014	$1,587,299	$36,173,628	$558,144	$–	$908,278

40	See Notes to Financial Statements.

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Statement of Assets and Liabilities

December 31, 2014

ASSETS:
Investments in securities, at fair value (cost $9,393,061,451)	$9,462,045,791
Foreign cash, at value (cost $4,266,671)	4,224,730
Cash	8,065,464
Deposits with brokers for futures collateral	771,600
Receivables:
Interest and dividends	113,885,169
Capital shares sold	51,874,452
Investment securities sold	35,820,272
Unrealized appreciation on forward foreign currency exchange contracts	2,164,403
Total return swap, at fair value	908,278
Prepaid expenses and other assets	195,441
Total assets	9,679,955,600
LIABILITIES:
Payables:
Investment securities purchased	491,719,902
Capital shares reacquired	32,619,085
Management fee	3,532,279
12b-1 distribution fees	3,330,612
Directors’ fees	1,681,667
Fund administration	312,093
To broker	154,125
Variation margin	140,299
Reverse repurchase agreement payable, at fair value	4,916,017
Unrealized depreciation on forward foreign currency exchange contracts	142,531
Distributions payable	33,902,585
Accrued expenses	2,006,069
Total liabilities	574,457,264
NET ASSETS	$9,105,498,336
COMPOSITION OF NET ASSETS:
Paid-in capital	$8,958,693,815
Undistributed net investment income	25,269,137
Accumulated net realized gain on investments, futures contracts and foreign currency related transactions	51,016,263
Net unrealized appreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	70,519,121
Net Assets	$9,105,498,336

42	See Notes to Financial Statements.

Statement of Assets and Liabilities (concluded)

December 31, 2014

Net assets by class:
Class A Shares	$4,524,710,798
Class B Shares	$126,256,252
Class C Shares	$2,082,895,769
Class F Shares	$1,817,781,128
Class I Shares	$393,850,800
Class P Shares	$44,078,155
Class R2 Shares	$4,557,295
Class R3 Shares	$111,368,139
Outstanding shares by class:
Class A Shares (1.14 billion shares of common stock authorized, $.001 par value)	570,881,677
Class B Shares (500 million shares of common stock authorized, $.001 par value)	15,872,923
Class C Shares (600 million shares of common stock authorized, $.001 par value)	262,124,471
Class F Shares (600 million shares of common stock authorized, $.001 par value)	229,668,137
Class I Shares (300 million shares of common stock authorized, $.001 par value)	49,943,742
Class P Shares (160 million shares of common stock authorized, $.001 par value)	5,440,206
Class R2 Shares (300 million shares of common stock authorized, $.001 par value)	574,988
Class R3 Shares (300 million shares of common stock authorized, $.001 par value)	14,073,698
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$7.93
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$8.11
Class B Shares-Net asset value	$7.95
Class C Shares-Net asset value	$7.95
Class F Shares-Net asset value	$7.91
Class I Shares-Net asset value	$7.89
Class P Shares-Net asset value	$8.10
Class R2 Shares-Net asset value	$7.93
Class R3 Shares-Net asset value	$7.91

See Notes to Financial Statements.	43

Statement of Operations

For the Year Ended December 31, 2014

Investment income:
Dividends (net of foreign withholding taxes of $22,569)	$17,543,503
Interest and other (net of foreign withholding taxes of $49,568)	473,927,124
Total investment income	491,470,627
Expenses:
Management fee	41,562,011
12b-1 distribution plan-Class A	12,045,352
12b-1 distribution plan-Class B	1,484,655
12b-1 distribution plan-Class C	18,509,183
12b-1 distribution plan-Class F	1,517,180
12b-1 distribution plan-Class P	185,122
12b-1 distribution plan-Class R2	21,441
12b-1 distribution plan-Class R3	501,338
Shareholder servicing	8,916,302
Fund administration	3,672,179
Reports to shareholders	692,149
Registration	423,674
Directors’ fees	414,922
Professional	202,037
Custody	147,967
Other	483,669
Gross expenses	90,779,181
Expense reductions (See Note 9)	(7,705)
Net expenses	90,771,476
Net investment income	400,699,151
Net realized and unrealized gain (loss):
Net realized gain on investments, futures contracts and foreign currency related transactions	301,392,405
Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments, swaps and translation of assets and liabilities denominated in foreign currencies	(333,811,406)
Net realized and unrealized loss	(32,419,001)
Net Increase in Net Assets Resulting From Operations	$368,280,150

44	See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Year Ended	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	December 31, 2014	December 31, 2013
Operations:
Net investment income	$400,699,151	$429,377,872
Net realized gain on investments, futures contracts and foreign currency related transactions	301,392,405	245,348,705
Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments, swaps and translation of assets and liabilities denominated in foreign currencies	(333,811,406)	(47,933,372)
Net increase in net assets resulting from operations	368,280,150	626,793,205
Distributions to shareholders from:
Net investment income
Class A	(227,643,227)	(254,994,033)
Class B	(5,902,759)	(9,000,173)
Class C	(85,063,403)	(94,034,072)
Class F	(72,907,390)	(58,299,116)
Class I	(19,616,364)	(14,671,124)
Class P	(3,483,623)	(4,344,347)
Class R2	(155,113)	(162,607)
Class R3	(4,569,414)	(3,860,772)
Net realized gain
Class A	(112,032,828)	(99,409,953)
Class B	(3,184,715)	(3,539,456)
Class C	(50,892,560)	(41,275,633)
Class F	(43,708,769)	(22,888,039)
Class I	(8,813,744)	(6,739,382)
Class P	(1,164,888)	(1,613,105)
Class R2	(104,774)	(67,184)
Class R3	(2,693,680)	(1,699,622)
Total distributions to shareholders	(641,937,251)	(616,598,618)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	3,046,998,317	1,867,968,221
Reinvestment of distributions	555,300,289	531,496,118
Cost of shares reacquired	(2,791,903,203)	(2,416,841,301)
Net increase (decrease) in net assets resulting from capital share transactions	810,395,403	(17,376,962)
Net increase (decrease) in net assets	536,738,302	(7,182,375)
NET ASSETS:
Beginning of year	$8,568,760,034	$8,575,942,409
End of year	$9,105,498,336	$8,568,760,034
Undistributed (distributions in excess of) net investment income	$25,269,137	$(5,504,364)

See Notes to Financial Statements.	45

Financial Highlights

	Class A Shares
	Year Ended 12/31
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$8.15	$8.14	$7.63	$7.81	$7.35
Investment operations:
Net investment income(a)	.37	.42	.47	.47	.47
Net realized and unrealized gain (loss)	– (b)	.19	.51	(.17)	.45
Total from investment operations	.37	.61	.98	.30	.92
Distributions to shareholders from:
Net investment income	(.39)	(.43)	(.47)	(.48)	(.46)
Net realized gain	(.20)	(.17)	–	–	–
Total distributions	(.59)	(.60)	(.47)	(.48)	(.46)
Net asset value, end of year	$7.93	$8.15	$8.14	$7.63	$7.81
Total Return(c)	4.51%	7.78%	13.22%	3.88%	12.94%
Ratios to Average Net Assets:
Expenses, including expense reductions	.86%	.96%	.96%	.97%	.97%
Expenses, excluding expense reductions	.86%	.96%	.96%	.97%	.97%
Net investment income	4.50%	5.16%	5.88%	6.07%	6.19%

Supplemental Data:
Net assets, end of year (000)	$4,524,711	$4,784,258	$4,850,567	$4,345,679	$4,415,645
Portfolio turnover rate	87.69%	43.16%	45.87%	35.73%	42.65%

(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

46	See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Year Ended 12/31
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$8.18	$8.17	$7.66	$7.84	$7.37
Investment operations:
Net investment income(a)	.31	.37	.42	.42	.42
Net realized and unrealized gain (loss)	(.01)	.19	.51	(.17)	.46
Total from investment operations	.30	.56	.93	.25	.88
Distributions to shareholders from:
Net investment income	(.33)	(.38)	(.42)	(.43)	(.41)
Net realized gain	(.20)	(.17)	–	–	–
Total distributions	(.53)	(.55)	(.42)	(.43)	(.41)
Net asset value, end of year	$7.95	$8.18	$8.17	$7.66	$7.84
Total Return(b)	3.61%	7.08%	12.47%	3.35%	12.16%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.62%	1.61%	1.61%	1.62%	1.62%
Expenses, excluding expense reductions	1.62%	1.61%	1.61%	1.62%	1.62%
Net investment income	3.78%	4.53%	5.25%	5.39%	5.54%

Supplemental Data:
Net assets, end of year (000)	$126,256	$166,433	$225,154	$295,027	$530,340
Portfolio turnover rate	87.69%	43.16%	45.87%	35.73%	42.65%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.	47

Financial Highlights (continued)

	Class C Shares
	Year Ended 12/31
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$8.17	$8.16	$7.65	$7.83	$7.36
Investment operations:
Net investment income(a)	.32	.37	.42	.42	.42
Net realized and unrealized gain (loss)	– (b)	.19	.51	(.17)	.46
Total from investment operations	.32	.56	.93	.25	.88
Distributions to shareholders from:
Net investment income	(.34)	(.38)	(.42)	(.43)	(.41)
Net realized gain	(.20)	(.17)	–	–	–
Total distributions	(.54)	(.55)	(.42)	(.43)	(.41)
Net asset value, end of year	$7.95	$8.17	$8.16	$7.65	$7.83
Total Return(c)	3.85%	7.08%	12.47%	3.22%	12.34%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.50%	1.61%	1.61%	1.62%	1.62%
Expenses, excluding expense reductions	1.50%	1.61%	1.61%	1.62%	1.62%
Net investment income	3.86%	4.52%	5.23%	5.42%	5.54%

Supplemental Data:
Net assets, end of year (000)	$2,082,896	$1,986,431	$2,051,198	$1,790,610	$1,866,405
Portfolio turnover rate	87.69%	43.16%	45.87%	35.73%	42.65%

(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

48	See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	Year Ended 12/31
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$8.14	$8.13	$7.62	$7.80	$7.34
Investment operations:
Net investment income(a)	.38	.44	.49	.49	.48
Net realized and unrealized gain (loss)	(.01)	.19	.51	(.17)	.46
Total from investment operations	.37	.63	1.00	.32	.94
Distributions to shareholders from:
Net investment income	(.40)	(.45)	(.49)	(.50)	(.48)
Net realized gain	(.20)	(.17)	–	–	–
Total distributions	(.60)	(.62)	(.49)	(.50)	(.48)
Net asset value, end of year	$7.91	$8.14	$8.13	$7.62	$7.80
Total Return(b)	4.53%	8.05%	13.50%	4.12%	13.24%
Ratios to Average Net Assets:
Expenses, including expense reductions	.72%	.71%	.71%	.72%	.72%
Expenses, excluding expense reductions	.72%	.71%	.71%	.72%	.72%
Net investment income	4.59%	5.40%	6.11%	6.30%	6.42%

Supplemental Data:
Net assets, end of year (000)	$1,817,781	$1,118,411	$1,047,325	$847,032	$695,689
Portfolio turnover rate	87.69%	43.16%	45.87%	35.73%	42.65%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	49

Financial Highlights (continued)

	Class I Shares
	Year Ended 12/31
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$8.11	$8.10	$7.60	$7.77	$7.31
Investment operations:
Net investment income(a)	.38	.45	.49	.50	.49
Net realized and unrealized gain (loss)	– (b)	.19	.51	(.16)	.46
Total from investment operations	.38	.64	1.00	.34	.95
Distributions to shareholders from:
Net investment income	(.40)	(.46)	(.50)	(.51)	(.49)
Net realized gain	(.20)	(.17)	–	–	–
Total distributions	(.60)	(.63)	(.50)	(.51)	(.49)
Net asset value, end of year	$7.89	$8.11	$8.10	$7.60	$7.77
Total Return(c)	4.76%	8.16%	13.49%	4.35%	13.40%
Ratios to Average Net Assets:
Expenses, including expense reductions	.62%	.61%	.62%	.62%	.62%
Expenses, excluding expense reductions	.62%	.61%	.62%	.62%	.62%
Net investment income	4.68%	5.48%	6.25%	6.39%	6.53%

Supplemental Data:
Net assets, end of year (000)	$393,851	$345,614	$230,006	$316,777	$353,941
Portfolio turnover rate	87.69%	43.16%	45.87%	35.73%	42.65%

(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.

50	See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Year Ended 12/31
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$8.33	$8.31	$7.79	$7.98	$7.49
Investment operations:
Net investment income(a)	.38	.44	.48	.48	.47
Net realized and unrealized gain (loss)	(.01)	.20	.52	(.18)	.48
Total from investment operations	.37	.64	1.00	.30	.95
Distributions to shareholders from:
Net investment income	(.40)	(.45)	(.48)	(.49)	(.46)
Net realized gain	(.20)	(.17)	–	–	–
Total distributions	(.60)	(.62)	(.48)	(.49)	(.46)
Net asset value, end of year	$8.10	$8.33	$8.31	$7.79	$7.98
Total Return(b)	4.39%	7.92%	13.21%	3.88%	12.73%
Ratios to Average Net Assets:
Expenses, including expense reductions	.87%	.91%	.96%	1.03%	1.07%
Expenses, excluding expense reductions	.87%	.91%	.96%	1.03%	1.07%
Net investment income	4.51%	5.23%	5.88%	6.01%	6.08%

Supplemental Data:
Net assets, end of year (000)	$44,078	$79,051	$99,968	$109,252	$143,083
Portfolio turnover rate	87.69%	43.16%	45.87%	35.73%	42.65%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	51

Financial Highlights (continued)

	Class R2 Shares
	Year Ended 12/31
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$8.15	$8.14	$7.63	$7.81	$7.35
Investment operations:
Net investment income(a)	.34	.40	.45	.46	.45
Net realized and unrealized gain (loss)	– (b)	.19	.52	(.18)	.45
Total from investment operations	.34	.59	.97	.28	.90
Distributions to shareholders from:
Net investment income	(.36)	(.41)	(.46)	(.46)	(.44)
Net realized gain	(.20)	(.17)	–	–	–
Total distributions	(.56)	(.58)	(.46)	(.46)	(.44)
Net asset value, end of year	$7.93	$8.15	$8.14	$7.63	$7.81
Total Return(c)	4.15%	7.52%	12.94%	3.62%	12.63%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.22%	1.21%	1.21%	1.22%	1.22%
Expenses, excluding expense reductions	1.22%	1.21%	1.21%	1.22%	1.22%
Net investment income	4.13%	4.92%	5.62%	5.84%	5.92%

Supplemental Data:
Net assets, end of year (000)	$4,557	$3,442	$2,624	$1,629	$1,234
Portfolio turnover rate	87.69%	43.16%	45.87%	35.73%	42.65%

(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.

52	See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	Year Ended 12/31
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$8.14	$8.13	$7.62	$7.80	$7.34
Investment operations:
Net investment income(a)	.35	.41	.45	.46	.45
Net realized and unrealized gain (loss)	(.01)	.19	.52	(.17)	.46
Total from investment operations	.34	.60	.97	.29	.91
Distributions to shareholders from:
Net investment income	(.37)	(.42)	(.46)	(.47)	(.45)
Net realized gain	(.20)	(.17)	–	–	–
Total distributions	(.57)	(.59)	(.46)	(.47)	(.45)
Net asset value, end of year	$7.91	$8.14	$8.13	$7.62	$7.80
Total Return(b)	4.13%	7.63%	13.07%	3.73%	12.83%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.10%	1.11%	1.11%	1.12%	1.12%
Expenses, excluding expense reductions	1.10%	1.11%	1.11%	1.12%	1.12%
Net investment income	4.24%	5.01%	5.73%	5.94%	6.03%

Supplemental Data:
Net assets, end of year (000)	$111,368	$85,119	$69,100	$47,338	$34,991
Portfolio turnover rate	87.69%	43.16%	45.87%	35.73%	42.65%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	53

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1970 and incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services.

Notes to Financial Statements (continued)

Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities and Reverse repurchase agreements with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2011 through December 31, 2014. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate

Notes to Financial Statements (continued)

prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments, swaps and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains upon settlement of such transactions are included in Net realized gain on investments, futures contracts and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments, swaps and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain on investments, futures contracts and foreign currency related transactions on the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Total Return Swaps–The Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, the Fund also may be required to pay an amount equal to that decline in value to their counterparty.

Notes to Financial Statements (continued)

(j)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(k)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(l)	Reverse Repurchase Agreements–The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

(m)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

Notes to Financial Statements (continued)

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments, if any, on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of December 31, 2014, the Fund had the following unfunded loan commitments:

Security Name
Acadia Healthcare Co., Inc. Bridge Term Loan	$4,550,000
New Albertson’s, Inc. Bridge Term Loan	25,000,000
Total	$29,550,000

(n)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

	•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

	•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

	•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of December 31, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the fiscal year then ended is included in the Fund’s Schedule of Investments.

Notes to Financial Statements (continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $500 million	.50%
Next $9.5 billion	.45%
Over $10 billion	.40%

For the fiscal year ended December 31, 2014, the effective management fee was at an annualized rate of .45% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following maximum annual rates have been approved by the Board pursuant to the plan:

Fees*	Class A(1)	Class B	Class C(2)	Class F	Class P	Class R2	Class R3
Service	.15%	.25%	.25%	–	.25%	.25%	.25%
Distribution	.05%	.75%	.75%	.10%	.20%	.35%	.25%

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	Prior to May 1, 2014, Class A 12b-1 fees were accrued at an the annual rate of .35% (.25% service, .10% distribution).
(2)	The Rule 12b-1 fee the Fund pays on Class C shares is a blended rate based on 1.00% of the Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of the Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of the Fund will bear Rule 12b-1 fees at the same rate. Prior to May 1, 2014, Class C 12b-1 fees were accrued at an annual rate of 1.00% (.25% service, .75% distribution).

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the fiscal year ended December 31, 2014:

Distributor Commissions	Dealers’ Concessions
$909,883	$5,130,759

Notes to Financial Statements (continued)

Distributor received CDSCs of $86,695 and $138,762 for Class A and Class C shares, respectively, for the fiscal year ended December 31, 2014.

A Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal years ended December 31, 2014 and 2013 was as follows:

	Year Ended 12/31/2014	Year Ended 12/31/2013
Distributions paid from:
Ordinary income	$435,493,994	$472,257,012
Net long-term capital gains	206,443,257	144,341,606
Total distributions paid	$641,937,251	$616,598,618

As of December 31, 2014, the components of accumulated gains on a tax-basis were as follows:

Undistributed ordinary income – net	$30,025,882
Undistributed long-term capital gains	66,319,173
Total undistributed earnings	$96,345,055
Temporary differences	(1,681,667)
Unrealized gains – net	52,141,133
Total accumulated gains – net	$146,804,521

As of December 31, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$9,408,877,401
Gross unrealized gain	302,406,348
Gross unrealized loss	(249,237,958)
Net unrealized security gain	$53,168,390

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of premium amortization, certain distributions received and wash sales.

Notes to Financial Statements (continued)

Permanent items identified during the fiscal year ended December 31, 2014 have been reclassified among the components of net assets based on their tax basis treatment as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain
$49,415,643	$(49,415,643)

The permanent differences are attributable to the tax treatment of premium amortization, principal paydown gains and losses, certain securities, certain distributions received and foreign currency transactions.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended December 31, 2014 were as follows:

U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
$1,568,550,191	$7,354,807,628	$1,133,236,379	$6,749,645,286

*	Includes U.S. Government sponsored enterprises securities.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts for the fiscal year ended December 31, 2014 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

The Fund entered into U.S. Treasury futures contracts for the fiscal year ended December 31, 2014 (as described in note 2(h)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Fund entered into a total return swap for the fiscal year ended December 31, 2014 (as described in note 2(i)) to obtain exposure to an issuer (the Reference Entity). The Fund’s use of total return swaps involve the risk that Lord Abbett will not accurately predict expectations of market value of the Reference Entity, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the notional value of the contract.

Notes to Financial Statements (continued)

As of December 31, 2014, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Forward Foreign Currency Exchange Contracts(1)	$–	$2,164,403	$–
Futures Contracts(2)	540,165	–	–
Total Return Swap(3)	–	–	908,278
Liability Derivatives
Forward Foreign Currency Exchange Contracts(4)	$–	$142,531	$–
Futures Contracts(2)	4,561	–	–

(1)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(3)	Statements of Assets and Liabilities location: Total return swap, at fair value.
(4)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Transactions in derivative instruments for the fiscal year ended December 31, 2014, were as follows:

	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)(1)
Forward Foreign Currency Exchange Contracts	$–	$2,561,489	$–
Futures Contracts	(4,876,894)	–	–
Total Return Swap	–	–	–
Net Change in Unrealized Appreciation/Depreciation(2)
Forward Foreign Currency Exchange Contracts	$–	$2,464,760	$–
Futures Contracts	(2,416,440)	–	–
Total Return Swap	–	–	(992,207)
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	–	$70,258,070	–
Futures Contracts(4)	1,300	–	–
Total Return Swap(3)	–	–	$1,143,530

*	Calculated based on the number of contracts or notional amounts for the fiscal year ended December 31, 2014.
(1)	Statement of Operations location: Net realized gain on investments, futures contracts and foreign currency related transactions.
(2)	Statement of Operations location: Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments, swaps and translation of assets and liabilities denominated in foreign currencies.
(3)	Amount represents notional amounts in U.S. dollars.
(4)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

Notes to Financial Statements (continued)

The following tables illustrate gross and net information about recognized assets eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$2,164,403	$–	$2,164,403
Repurchase Agreement	131,899,076	–	131,899,076
Total Return Swap	908,278	–	908,278
Total	$134,971,757	$–	$134,971,757

	Net Amounts of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Bank of America	$175,123	$(1,785)	$–	$–	$173,338
Barclays Bank plc	93,839	–	–	–	93,839
Deutsche Bank AG	908,278	–	–	–	908,278
Fixed Income Clearing Corp.	131,899,076	–	–	(131,899,076)	–
Goldman Sachs	608,838	(140,746)	(468,092)	–	–
J.P. Morgan Chase	418,464	–	(280,000)	–	138,464
Morgan Stanley	868,139	–	(868,139)	–	–
Total	$134,971,757	$(142,531)	$(1,616,231)	$(131,899,076)	$1,313,919

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$142,531	$–	$142,531
Reverse Repurchase Agreement	4,916,017	–	4,916,017
Total	$5,058,548	$–	$5,058,548

Notes to Financial Statements (continued)

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Bank of America	$1,785	$(1,785)	$–	$–	$–
Goldman Sachs	140,746	(140,746)	–	–	–
J.P. Morgan Securities LLC	4,916,017	–	–	(4,916,017)	–
Total	$5,058,548	$(142,531)	$–	$(4,916,017)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of December 31, 2014.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of December 31, 2014.

8.	DIRECTORS’ REMUNERATION

The Fund’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

Effective June 30, 2014, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participate in a $500 million unsecured revolving credit facility (the “Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility. This amount is included for the Fund in Other expenses in the Statement of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

Prior to June 30, 2014, the Fund and certain other funds managed by Lord Abbett participated in a Facility with SSB. The amounts that were available under the Facility were (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds.

During the fiscal year ended December 31, 2014, the Fund did not utilize the Facility.

Notes to Financial Statements (continued)

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “junk bonds”), in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks.

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, while securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, they are not guaranteed by the U.S. Government. In addition, the Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises.

The Fund may invest up to 20% of its net assets in equity securities, the value of which fluctuates in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund may invest in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid

Notes to Financial Statements (continued)

securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest up to 15% of its net assets in floating rate or adjustable rate senior loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities.

These factors can affect the Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

		Year Ended		Year Ended
	December 31, 2014		December 31, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	111,423,602	$918,240,032	107,365,729	$883,385,731
Converted from Class B*	2,142,810	17,618,759	3,929,544	32,346,034
Reinvestment of distributions	38,648,796	314,579,217	39,931,625	327,041,912
Shares reacquired	(168,224,672)	(1,381,835,358)	(160,172,218)	(1,315,484,645)
Decrease	(16,009,464)	$(131,397,350)	(8,945,320)	$(72,710,968)

Class B Shares
Shares sold	259,140	$2,132,074	497,025	$4,103,667
Reinvestment of distributions	951,988	7,772,967	1,294,051	10,637,684
Shares reacquired	(3,548,570)	(29,301,431)	(5,092,507)	(41,999,327)
Converted to Class A*	(2,135,198)	(17,618,759)	(3,915,646)	(32,346,034)
Decrease	(4,472,640)	$(37,015,149)	(7,217,077)	$(59,604,010)

Class C Shares
Shares sold	48,845,002	$403,643,174	33,195,277	$274,014,272
Reinvestment of distributions	13,254,542	107,967,916	12,940,571	106,216,574
Shares reacquired	(43,041,566)	(354,442,454)	(54,414,040)	(448,073,380)
Increase (decrease)	19,057,978	$157,168,636	(8,278,192)	$(67,842,534)

Class F Shares
Shares sold	142,877,845	$1,176,107,584	53,642,855	$440,882,707
Reinvestment of distributions	11,251,747	91,167,797	7,342,940	60,056,843
Shares reacquired	(61,839,426)	(504,666,801)	(52,422,568)	(429,985,942)
Increase	92,290,166	$762,608,580	8,563,227	$70,953,608

Notes to Financial Statements (concluded)

		Year Ended		Year Ended
	December 31, 2014		December 31, 2013
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	59,997,674	$488,856,081	25,713,396	$209,677,696
Reinvestment of distributions	2,697,413	21,835,532	1,964,578	16,006,256
Shares reacquired	(55,352,723)	(449,121,726)	(13,461,931)	(109,388,366)
Increase	7,342,364	$61,569,887	14,216,043	$116,295,586

Class P Shares
Shares sold	1,140,401	$9,603,269	1,880,168	$15,833,136
Reinvestment of distributions	553,934	4,626,282	707,990	5,924,936
Shares reacquired	(5,745,354)	(47,825,088)	(5,121,847)	(43,088,315)
Decrease	(4,051,019)	$(33,595,537)	(2,533,689)	$(21,330,243)

Class R2 Shares
Shares sold	374,253	$3,049,250	281,354	$2,310,371
Reinvestment of distributions	11,613	93,653	7,625	62,430
Shares reacquired	(233,027)	(1,923,163)	(189,212)	(1,559,521)
Increase	152,839	$1,219,740	99,767	$813,280

Class R3 Shares
Shares sold	5,507,881	$45,366,853	4,597,830	$37,760,641
Reinvestment of distributions	894,567	7,256,925	678,776	5,549,483
Shares reacquired	(2,786,607)	(22,787,182)	(3,319,472)	(27,261,805)
Increase	3,615,841	$29,836,596	1,957,134	$16,048,319

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of Lord Abbett Bond-Debenture Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian, brokers and agent banks; where replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Bond-Debenture Fund, Inc. as of December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
February 26, 2015

Supplemental Proxy Information (unaudited)

A joint special meeting of shareholders of the Fund was held on December 4, 2014. The joint special meeting was held for the purpose of electing members of the Fund’s Board of Directors. Shareholders elected the following nine (9) Directors at the joint special meeting:

•	E. Thayer Bigelow
•	Robert B. Calhoun, Jr.
•	Eric C. Fast
•	Daria L. Foster
•	Evelyn E. Guernsey
•	Julie A. Hill
•	Franklin W. Hobbs
•	James M. McTaggart
•	James L.L. Tullis

The results of the proxy solicitation on the preceding matter were as follows:

Lord Abbett Bond-Debenture Fund, Inc.

Nominee	Votes For	Votes Withheld
E. Thayer Bigelow	968,948,680.966	18,820,884.396
Robert B. Calhoun, Jr.	969,314,319.979	18,455,245.383
Eric C. Fast	969,696,920.749	18,072,644.613
Daria L. Foster	970,121,218.942	17,648,346.420
Evelyn E. Guernsey	970,212,655.213	17,556,910.149
Julie A. Hill	969,221,772.091	18,547,793.271
Franklin W. Hobbs	969,540,472.208	18,229,093.154
James M. McTaggart	969,608,468.941	18,161,096.421
James L.L. Tullis	969,169,121.163	18,600,444.199

Basic Information About Management

The Board is responsible for the management of the business and affairs of the Fund in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Fund’s organizational documents.

Lord Abbett, a Delaware limited liability company, is the Fund’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Fund.

Interested Director

Ms. Foster is affiliated with Lord Abbett and is an “interested person” of the Fund as defined in the Act. Ms. Foster is a director/trustee and officer of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 56 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years
Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director and President since 2006; Chief Executive Officer since 2012	Principal Occupation: Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990. Other Directorships: None.

Independent Directors

The following Independent Directors also are directors/trustees of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 56 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years
E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Director since 1994; Chairman since 2013

Principal Occupation: Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 – 2000).

Other Directorships: Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998). Previously served as a director of R.H. Donnelley Inc. (2009 – 2010).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998	Principal Occupation: Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991 – 2009). Other Directorships: None.

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years
Eric C. Fast Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1949)	Director since 2014

Principal Occupation: Chief Executive Officer of Crane Co., an industrial products company (2001 – 2014).

Other Directorships: Currently serves as director of Automatic Data Processing, Inc. (since 2007) and Regions Financial Corporation (since 2010). Previously served as a director of Crane Co. (1999 – 2014).

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Director since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004 – 2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004

Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of Anthem, Inc., a health benefits company (since 1994).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2000

Principal Occupation: Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009), and as director of Molson Coors Brewing Company (since 2002).

James M. McTaggart Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2012

Principal Occupation: Independent management advisor and consultant (since 2012); Vice President, CRA International, Inc. (doing business as Charles River Associates), a global management consulting firm (2009 – 2012); Founder and Chairman of Marakon Associates, Inc., a strategy consulting firm (1978 – 2009); and Officer and Director of Trinsum Group, a holding company (2007 – 2009).

Other Directorships: Currently serves as director of Blyth, Inc., a home products company (since 2004).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006

Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990); CEO of Tullis Health Investors Inc. (since 2012).

Other Directorships: Currently serves as director of Crane Co. (since 1998).

Officers

None of the officers listed below have received compensation from the Fund. All of the officers of the Fund also may be officers of the other Lord Abbett Funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett.

Basic Information About Management (continued)

Name and Year of Birth	Current Position with the Fund	Length of Service of Current Position	Principal Occupation During the Past Five Years
Daria L. Foster (1954)	President and Chief Executive Officer	Elected as President in 2006 and Chief Executive Officer in 2012	Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2007	Partner and Chief Investment Officer (since 2007), joined Lord Abbett in 1997 as Director of Taxable Fixed Income Management.

Robert A. Lee (1969)	Executive Vice President	Elected in 2013	Partner and Director of Taxable Fixed Income, joined Lord Abbett in 1997.

Steven F. Rocco (1979)	Executive Vice President	Elected in 2014	Partner and Portfolio Manager, joined Lord Abbett in 2004.

John W. Ashbrook (1964)	Vice President and Assistant Secretary	Elected in 2014	Senior Counsel, joined Lord Abbett in 2008.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Financial and Operations Officer, joined Lord Abbett in 1999.

Brooke A. Fapohunda (1975)	Vice President and Assistant Secretary	Elected in 2014	Assistant General Counsel, joined Lord Abbett in 2006 and was formerly Vice President and Legal Counsel at Credit Suisse Asset Management LLC and Associate at Willkie Farr & Gallagher LLP.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Partner and Deputy General Counsel, joined Lord Abbett in 2004.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Joseph M. McGill (1962)	Chief Compliance Officer	Elected in 2014	Chief Compliance Officer, joined Lord Abbett in 2014 and was formerly Managing Director and the Chief Compliance Officer at UBS Global Asset Management (2003 – 2013).

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Fund	Length of Service of Current Position	Principal Occupation During the Past Five Years
A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007.

Scott S. Wallner (1955)	AML Compliance Officer	Elected in 2011	Assistant General Counsel, joined Lord Abbett in 2004.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information, which contains further information about the Fund’s Directors. It is available free upon request.

Approval of Advisory Contract

The Board of Directors of the Fund, including all of the Directors who are not interested persons of the Fund or of Lord Abbett, annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management team conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board included, but were not limited to: (1) information provided by Morningstar Associates, LLC (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of a group of funds in the same Morningstar investment category (the “performance peer group”) and the investment performance of one or more appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds in the same Morningstar category, with the same share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the management agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (9) information regarding the distribution arrangements of the Fund; and (10) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group as of various periods ended August 31, 2014. The Board observed that the Fund’s investment performance was above the median of the peer group for each of the periods.

Approval of Advisory Contract (continued)

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the Distributor and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund and the expense levels of the expense peer group. It also considered the projected expense levels and how those levels would relate to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the overall expense level of the Fund was well below the median of the expense peer group.

Profitability. The Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing management fee schedule, with its breakpoint or breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

Approval of Advisory Contract (concluded)

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Tax Information

3% of the ordinary income distributions paid by the Fund during the fiscal year ended December 31, 2014 is qualified dividend income. For corporate shareholders, 3% of the Fund’s ordinary income distributions qualified for the dividends received deduction.

For foreign shareholders, 96% of the net investment income distributions paid by the Fund during the fiscal year ended December 31, 2014 represents interest-related dividends.

Additionally, of the distributions paid to shareholders during the fiscal year ended December 31, 2014, $16,152,701 and $206,443,257 respectively, represent short-term capital gains and long-term capital gains.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by		LABD-2
LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Bond-Debenture Fund, Inc.	(2/15)

Item 2:	Code of Ethics.

(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended December 31, 2014 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 12(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: E. Thayer Bigelow and Robert B. Calhoun, Jr. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended December 31, 2014 and 2013 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2014	2013
Audit Fees {a}	$77,000	$75,500
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	77,000	75,500

Tax Fees {b}	12,294	11,996
All Other Fees	- 0 -	- 0 -

Total Fees	$89,294	$87,496

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended December 31, 2014 and 2013 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended December 31, 2014 and 2013 were:

	Fiscal year ended:
	2014	2013
All Other Fees {a}	$185,734	$180,602

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended December 31, 2014 and 2013 were:

	Fiscal year ended:
	2014		2013
All Other Fees	$	- 0 -	$	- 0-

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	The Lord Abbett Family of Funds Sarbanes Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of Ex-99. CODEETH.

(a)(2)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: February 24, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: February 24, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 24, 2015